                                                As filed pursuant to Rule 497(c)
                                                under the Securities Act of 1933
                                                Registration No. 33-85014

                                 [POLARIS LOGO]

                                   PROSPECTUS
                                  MAY 1, 2001

Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for              issued by
future reference. It contains                 FIRST SUNAMERICA LIFE INSURANCE COMPANY
important information about the               in connection with
Polaris Variable Annuity.                     FS VARIABLE SEPARATE ACCOUNT
To learn more about the annuity               The annuity has 38 investment choices -7 fixed account
offered by this prospectus, you can           options and 31 Variable Portfolios listed below. The 7 fixed
obtain a copy of the Statement of             account options include specified periods of 1, 3, 5, 7 and
Additional Information ("SAI") dated          10 years and dollar cost averaging fixed accounts for
May 1, 2001. The SAI has been filed           6-month and 1-year periods. The 31 Variable Portfolios are
with the Securities and Exchange              part of the Anchor Series Trust ("AST") or the SunAmerica
Commission ("SEC") and is                     Series Trust ("SST").
incorporated by reference into this
prospectus. The Table of Contents of          STOCKS:
the SAI appears on page 19 of this            MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
prospectus. For a free copy of the            - Alliance Growth Portfolio                              SST
SAI, call us at (800) 99NY-SUN or             - Global Equities Portfolio                              SST
write to us at our Annuity Service            - Growth-Income Portfolio                                SST
Center, P.O. Box 54299, Los Angeles,          MANAGED BY DAVIS SELECTED ADVISERS L.P.
California 90054-0299.                        - Davis Venture Value Portfolio                          SST
                                              - Real Estate Portfolio                                  SST
In addition, the SEC maintains a              MANAGED BY FEDERATED INVESTORS L.P.
website (http://www.sec.gov) that             - Federated Value Portfolio                              SST
contains the SAI, materials                   - Telecom Utility Portfolio                              SST
incorporated by reference and other           MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
information filed electronically with         - Goldman Sachs Research Portfolio                       SST
the SEC by First SunAmerica.                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                              - MFS Growth & Income Portfolio                          SST
ANNUITIES INVOLVE RISKS, INCLUDING            - MFS Mid Cap Growth Portfolio                           SST
POSSIBLE LOSS OF PRINCIPAL, AND ARE           MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
NOT A DEPOSIT OR OBLIGATION OF, OR            - International Diversified Equities Portfolio           SST
GUARANTEED OR ENDORSED BY, ANY BANK.          - Technology Portfolio                                   SST
THEY ARE NOT FEDERALLY INSURED BY THE         MANAGED BY PUTNAM INVESTMENT MANAGEMENT COMPANY INC.
FEDERAL DEPOSIT INSURANCE                     - Emerging Markets Portfolio                             SST
CORPORATION, THE FEDERAL RESERVE              - International Growth & Income Portfolio                SST
BOARD OR ANY OTHER AGENCY.                    - Putnam Growth Portfolio                                SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - Aggressive Growth Portfolio                            SST
                                              - Blue Chip Growth Portfolio                             SST
                                              - "Dogs" of Wall Street Portfolio                        SST
                                              - Growth Opportunities Portfolio                         SST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                              - Capital Appreciation Portfolio                         AST
                                              - Growth Portfolio                                       AST
                                              - Natural Resources Portfolio                            AST
                                              BALANCED:
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
                                              - Asset Allocation Portfolio                             SST
                                              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                              - MFS Total Return Portfolio                             SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - SunAmerica Balanced Portfolio                          SST
                                              BONDS:
                                              MANAGED BY FEDERATED INVESTORS L.P.
                                              - Corporate Bond Portfolio                               SST
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
                                              - Global Bond Portfolio                                  SST
                                              MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                                              - Worldwide High Income Portfolio                        SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - High-Yield Bond Portfolio                              SST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                              - Government & Quality Portfolio                         AST
                                              CASH:
                                              MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                              - Cash Management Portfolio                              SST

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

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                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
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First SunAmerica's Annual Report on Form 10-K for the year ended December 31,
2000.

All documents or reports filed by First SunAmerica under Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus shall also be incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

First SunAmerica files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000926897.

First SunAmerica is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
7 World Trade Center, 13th Fl.
New York, NY 10048

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and its exhibits. For further information regarding the separate account, First SunAmerica and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by First SunAmerica.

First SunAmerica will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated herein by reference. Requests for these documents should be directed to First SunAmerica's Annuity Service Center, as follows:
       First SunAmerica Life Insurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 99NY-SUN

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         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
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If indemnification for liabilities arising under the Securities Act of 1933 (the
"Act") is provided First SunAmerica's officers, directors and controlling persons, the SEC has advised First SunAmerica that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for First SunAmerica's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of First SunAmerica in connection with the securities registered under this prospectus, First SunAmerica will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. First SunAmerica will be governed by final judgment of the issue. However, if in the opinion of First SunAmerica's counsel, this issue has been determined by controlling precedent, First SunAmerica need not submit the issue to a court for determination.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.............     2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON
   INDEMNIFICATION...........................................     2
 GLOSSARY....................................................     3
 HIGHLIGHTS..................................................     4
 FEE TABLES..................................................     5
       Owner Transaction Expenses............................     5
       Annual Separate Account Expenses......................     5
       Portfolio Expenses....................................     5
 EXAMPLES....................................................     6
 THE POLARIS VARIABLE ANNUITY................................     7
 PURCHASING A POLARIS VARIABLE ANNUITY.......................     7
       Allocation of Purchase Payments.......................     8
       Accumulation Units....................................     8
       Free Look.............................................     8
 INVESTMENT OPTIONS..........................................     8
       Variable Portfolios...................................     8
       Anchor Series Trust...................................     9
       SunAmerica Series Trust...............................     9
       Fixed Account Options.................................     9
       Market Value Adjustment ("MVA").......................    10
       Transfers During the Accumulation Phase...............    10
       Dollar Cost Averaging.................................    11
       Asset Allocation Rebalancing..........................    11
       Principal Advantage Program...........................    12
       Voting Rights.........................................    12
       Substitution..........................................    12
 ACCESS TO YOUR MONEY........................................    12
       Systematic Withdrawal Program.........................    13
       Minimum Contract Value................................    13
 DEATH BENEFIT...............................................    13
 EXPENSES....................................................    14
       Insurance Charges.....................................    14
       Withdrawal Charges....................................    14
       Investment Charges....................................    14
       Contract Maintenance Fee..............................    14
       Transfer Fee..........................................    14
       Income Taxes..........................................    14
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    14
 INCOME OPTIONS..............................................    15
       Annuity Date..........................................    15
       Income Options........................................    15
       Fixed or Variable Income Payments.....................    15
       Income Payments.......................................    16
       Transfers During the Income Phase.....................    16
       Deferment of Payments.................................    16
 TAXES.......................................................    16
       Annuity Contracts in General..........................    16
       Tax Treatment of Distributions -
       Non-Qualified Contracts...............................    16
       Tax Treatment of Distributions -
       Qualified Contracts...................................    16
       Minimum Distributions.................................    17
       Tax Treatment of Death Benefits.......................    17
       Diversification.......................................    17
 PERFORMANCE.................................................    18
 OTHER INFORMATION...........................................    18
       First SunAmerica......................................    18
       The Separate Account..................................    18
       The General Account...................................    18
       Distribution of the Contract..........................    18
       Administration........................................    19
       Legal Proceedings.....................................    19
       Ownership.............................................    19
       Custodian.............................................    19
       Independent Accountants...............................    19
       Registration Statement................................    19
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....
                                                                 19
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- MARKET VALUE ADJUSTMENT ("MVA")...............   B-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - Anchor National Life Insurance Company, We, Us, the
 insurer which issues this contract.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust and the SunAmerica
 Series Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 Anchor Series Trust or the SunAmerica Series Trust.

ALL FINANCIAL REPRESENTATIVES OR AGENTS THAT SELL THE CONTRACTS OFFERED BY THIS PROSPECTUS ARE REQUIRED TO DELIVER A PROSPECTUS.

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                                   HIGHLIGHTS
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The Polaris Variable Annuity is a contract between you and First SunAmerica
National Life Insurance Company ("First SunAmerica"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $30 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A POLARIS VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial representative or contact us at First SunAmerica Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 99NY-SUN.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

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                                   FEE TABLES
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OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)

Year 1.........................   7%  Year 5.........................   3%
Year 2.........................   6%  Year 6.........................   2%
Year 3.........................   5%  Year 7.........................   1%
Year 4.........................   4%  Year 8+........................   0%
TRANSFER FEE.......................   No charge for first 15 transfers
                                      each contract year; thereafter, fee
                                      is $25 per transfer

CONTRACT MAINTENANCE FEE*..........   $30
  *waived if contract value is $50,000 or more

  ANNUAL SEPARATE ACCOUNT EXPENSES
  (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

  Mortality and Expense Risk Charge.......................  1.37%
  Distribution Expense Charge.............................  0.15%
                                                            -----
      TOTAL SEPARATE ACCOUNT EXPENSES                       1.52%
                                                            =====

                               PORTFOLIO EXPENSES
                              ANCHOR SERIES TRUST
    (AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S FISCAL YEAR ENDED
                               DECEMBER 31, 2000)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation*                                            0.70%           0.05%            0.75%
-----------------------------------------------------------------------------------------------------------
Government and Quality Bond                                      0.59%           0.08%            0.67%
-----------------------------------------------------------------------------------------------------------
Growth                                                           0.66%           0.05%            0.71%
-----------------------------------------------------------------------------------------------------------
Natural Resources                                                0.75%           0.17%            0.92%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

   *The expenses noted here are restated to reflect a management fee increase for the portfolio which became effective August 1, 2000 following approval by the Board of Trustees of the Trust and shareholders. Actual management fees and total annual expenses incurred at fiscal year end 2000 were 0.65% and 0.70%, respectively.

                            SUNAMERICA SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED JANUARY 31, 2001)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                                0.66%           0.04%            0.70%
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                                  0.60%           0.04%            0.64%
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                                 0.59%           0.05%            0.64%
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth(1, 4)                                           0.70%           0.15%            0.85%
-----------------------------------------------------------------------------------------------------------
Cash Management(5)                                               0.49%           0.03%            0.52%
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                   0.62%           0.07%            0.69%
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                              0.71%           0.04%            0.75%
-----------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                            0.60%           0.12%            0.72%
-----------------------------------------------------------------------------------------------------------
Emerging Markets(1)                                              1.25%           0.32%            1.57%
-----------------------------------------------------------------------------------------------------------
Federated Value                                                  0.70%           0.06%            0.76%
-----------------------------------------------------------------------------------------------------------
Global Bond(2)                                                   0.69%           0.12%            0.81%
-----------------------------------------------------------------------------------------------------------
Global Equities                                                  0.70%           0.14%            0.84%
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Research(1, 3, 4)                                  1.20%           0.15%            1.35%
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                    0.53%           0.04%            0.57%
-----------------------------------------------------------------------------------------------------------
Growth Opportunities(1, 4)                                       0.75%           0.25%            1.00%
-----------------------------------------------------------------------------------------------------------
High-Yield Bond(2)                                               0.63%           0.08%            0.71%
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                               1.00%           0.21%            1.21%
-----------------------------------------------------------------------------------------------------------
International Growth and Income                                  0.95%           0.23%            1.18%
-----------------------------------------------------------------------------------------------------------
MFS Growth and Income                                            0.70%           0.06%            0.76%
-----------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth(1, 2)                                         0.75%           0.07%            0.82%
-----------------------------------------------------------------------------------------------------------
MFS Total Return(2)                                              0.66%           0.08%            0.74%
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                    0.75%           0.04%            0.79%
-----------------------------------------------------------------------------------------------------------
Real Estate                                                      0.80%           0.16%            0.96%
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                              0.59%           0.05%            0.64%
-----------------------------------------------------------------------------------------------------------
Technology(4)                                                    1.20%           0.29%            1.49%
-----------------------------------------------------------------------------------------------------------
Telecom Utility(2, 6)                                            0.75%           0.09%            0.84%
-----------------------------------------------------------------------------------------------------------
Worldwide High Income                                            1.00%           0.10%            1.10%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

   (1) For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year as follows: Absent fee waivers or reimbursement of expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year: Blue Chip Growth 1.81%, Goldman Sachs Research 1.63%; and Growth Opportunities 1.26%. Absent recoupment of expenses by the adviser, the Total Annual Expenses during the last fiscal year for the Emerging Markets Portfolio would have been 1.53%. For MFS Mid-Cap Growth Portfolio, the adviser recouped prior year expense reimbursements that were mathematically insignificant, resulting in the expense ratio before and after recoupment remaining at 0.82%.
   (2) Gross of custody credits of 0.01%.
   (3) The ratio reflects an expense cap of 1.35% for Goldman Sachs Research which is net of custody credits of 0.01% or waivers/reimbursements if applicable.
   (4) Annualized.
   (5) Formerly managed by SunAmerica Asset Management Corp.
   (6) Prior to July 5, 2000, the Telecom Utility Portfolio was named Utility Portfolio. The name change will not result in any modifications to the portfolio's principal investment goal or fundamental investment policies.

     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

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                                    EXAMPLES
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You will pay the following expenses on a $1,000 investment in each Variable
Portfolio, assuming a 5% annual return on assets investment management expenses after waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable and:
        (a) you surrender the contract at the end of the stated time period;
        (b) you do not surrender the contract*.

                         PORTFOLIO                                 1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation                                              (a) $ 94      (a) $123      (a) $155      (a) $268
                                                                  (b) $ 24      (b) $ 73      (b) $125      (b) $268
--------------------------------------------------------------------------------------------------------------------
Government and Quality Bond                                       (a) $ 93      (a) $121      (a) $151      (a) $260
                                                                  (b) $ 23      (b) $ 71      (b) $121      (b) $260
--------------------------------------------------------------------------------------------------------------------
Growth                                                            (a) $ 93      (a) $122      (a) $153      (a) $264
                                                                  (b) $ 23      (b) $ 72      (b) $123      (b) $264
--------------------------------------------------------------------------------------------------------------------
Natural Resources                                                 (a) $ 95      (a) $128      (a) $164      (a) $285
                                                                  (b) $ 25      (b) $ 78      (b) $134      (b) $285
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                 (a) $ 93      (a) $122      (a) $153      (a) $263
                                                                  (b) $ 23      (b) $ 72      (b) $123      (b) $263
--------------------------------------------------------------------------------------------------------------------
Alliance Growth                                                   (a) $ 93      (a) $120      (a) $150      (a) $257
                                                                  (b) $ 23      (b) $ 70      (b) $120      (b) $257
--------------------------------------------------------------------------------------------------------------------
Asset Allocation                                                  (a) $ 93      (a) $120      (a) $150      (a) $257
                                                                  (b) $ 23      (b) $ 70      (b) $120      (b) $257
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                                  (a) $ 95      (a) $126      (a) $160      (a) $278
                                                                  (b) $ 25      (b) $ 76      (b) $130      (b) $278
--------------------------------------------------------------------------------------------------------------------
Cash Management                                                   (a) $ 91      (a) $116      (a) $144      (a) $245
                                                                  (b) $ 21      (b) $ 66      (b) $114      (b) $245
--------------------------------------------------------------------------------------------------------------------
Corporate Bond                                                    (a) $ 93      (a) $121      (a) $152      (a) $262
                                                                  (b) $ 23      (b) $ 71      (b) $122      (b) $262
--------------------------------------------------------------------------------------------------------------------
Davis Venture Value                                               (a) $ 94      (a) $123      (a) $155      (a) $268
                                                                  (b) $ 24      (b) $ 73      (b) $125      (b) $268
--------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                             (a) $ 93      (a) $122      (a) $154      (a) $265
                                                                  (b) $ 23      (b) $ 72      (b) $124      (b) $265
--------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                  (a) $102      (a) $148      (a) $196      (a) $347
                                                                  (b) $ 32      (b) $ 98      (b) $166      (b) $347
--------------------------------------------------------------------------------------------------------------------
Federated Value                                                   (a) $ 94      (a) $123      (a) $156      (a) $269
                                                                  (b) $ 24      (b) $ 73      (b) $126      (b) $269
--------------------------------------------------------------------------------------------------------------------
Global Bond                                                       (a) $ 94      (a) $125      (a) $158      (a) $274
                                                                  (b) $ 24      (b) $ 75      (b) $128      (b) $274
--------------------------------------------------------------------------------------------------------------------
Global Equities                                                   (a) $ 95      (a) $126      (a) $160      (a) $277
                                                                  (b) $ 25      (b) $ 76      (b) $130      (b) $277
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                            (a) $100      (a) $141      (a) $185      (a) $327
                                                                  (b) $ 30      (b) $ 91      (b) $155      (b) $327
--------------------------------------------------------------------------------------------------------------------
Growth-Income                                                     (a) $ 92      (a) $118      (a) $146      (a) $250
                                                                  (b) $ 22      (b) $ 68      (b) $116      (b) $250
--------------------------------------------------------------------------------------------------------------------
Growth Opportunities                                              (a) $ 96      (a) $131      (a) $168      (a) $293
                                                                  (b) $ 26      (b) $ 81      (b) $138      (b) $293
--------------------------------------------------------------------------------------------------------------------
High-Yield Bond                                                   (a) $ 93      (a) $122      (a) $153      (a) $264
                                                                  (b) $ 23      (b) $ 72      (b) $123      (b) $264
--------------------------------------------------------------------------------------------------------------------
International Diversified Equities                                (a) $ 98      (a) $137      (a) $178      (a) $313
                                                                  (b) $ 28      (b) $ 87      (b) $148      (b) $313
--------------------------------------------------------------------------------------------------------------------
International Growth and Income                                   (a) $ 98      (a) $136      (a) $177      (a) $310
                                                                  (b) $ 28      (b) $ 86      (b) $147      (b) $310
--------------------------------------------------------------------------------------------------------------------
MFS Growth and Income                                             (a) $ 94      (a) $123      (a) $156      (a) $269
                                                                  (b) $ 24      (b) $ 73      (b) $126      (b) $269
--------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                                (a) $ 94      (a) $125      (a) $159      (a) $275
                                                                  (b) $ 24      (b) $ 75      (b) $129      (b) $275
--------------------------------------------------------------------------------------------------------------------
MFS Total Return                                                  (a) $ 94      (a) $123      (a) $155      (a) $267
                                                                  (b) $ 24      (b) $ 73      (b) $125      (b) $267
--------------------------------------------------------------------------------------------------------------------
Putnam Growth                                                     (a) $ 94      (a) $124      (a) $157      (a) $272
                                                                  (b) $ 24      (b) $ 74      (b) $127      (b) $272
--------------------------------------------------------------------------------------------------------------------
Real Estate                                                       (a) $ 96      (a) $129      (a) $166      (a) $289
                                                                  (b) $ 26      (b) $ 79      (b) $136      (b) $289
--------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                               (a) $ 93      (a) $120      (a) $150      (a) $257
                                                                  (b) $ 23      (b) $ 70      (b) $120      (b) $257
--------------------------------------------------------------------------------------------------------------------
Technology                                                        (a) $ 101     (a) $145      (a) $192      (a) $340
                                                                  (b) $ 31      (b) $ 95      (b) $162      (b) $340
--------------------------------------------------------------------------------------------------------------------
Telecom Utility                                                   (a) $ 95      (a) $126      (a) $160      (a) $277
                                                                  (b) $ 25      (b) $ 76      (b) $130      (b) $277
--------------------------------------------------------------------------------------------------------------------
Worldwide High Income                                             (a) $ 97      (a) $134      (a) $173      (a) $303
                                                                  (b) $ 27      (b) $ 84      (b) $143      (b) $303
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

       * First SunAmerica does not impose any fees or charges when you begin the Income Phase of your contract.

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract.

2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets: Blue Chip Growth 0.85%; Emerging Markets 1.90% (recouping prior expense reimbursements); Goldman Sachs Research 1.35%; Growth Opportunities 1.00%; MFS Mid-Cap Growth 1.15%; (recouping prior expense reimbursements); and Technology 1.55%. The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.

3.  The Examples assume that no transfer fees were imposed.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN APPENDIX A -- CONDENSED
                             FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                          THE POLARIS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 31 Variable Portfolios.

The contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 8.

This annuity designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on the taxable portion of any withdrawal made prior to your reaching age 59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each purchase payment withdrawn if that Purchase Payment has not been invested in this contract offer at least 7 years. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

First SunAmerica Life Insurance Company (First SunAmerica, The Company, Us, We) issues the Polaris Variable Annuity. When you purchase a Polaris Variable Annuity, a contract exists between you and First SunAmerica. The Company is a stock life insurance company organized under the laws of the state of New York. Its principal place of business is 733 Third Avenue, 4th Floor, New York, New York 10017. The Company conducts life insurance and annuity business in the state of New York. First SunAmerica is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.
----------------------------------------------------------------
----------------------------------------------------------------
                     PURCHASING A POLARIS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES ON PAGE 16.

-----------------------------------------------------------
                                              Minimum
                       Minimum Initial       Subsequent
                       Purchase Payment   Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------

Prior Company approval is required to accept Purchase Payments greater than $1,500,000. The Company reserves the right to refuse any Purchase Payment including, but not limited to, one which would cause total Purchase Payments to exceed $1,500,000 at the time of the Purchase Payment. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.

In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition we may not issue a contract to anyone over age 85.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS BELOW.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you; or ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. (SEE BELOW). The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.52 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund to you the value of your contract on the day we receive your request or the money you invested.

----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The contract currently offers 31 Variable Portfolios. These Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional Portfolios may be available in the future. These Variable Portfolios operate similarly to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by First SunAmerica, and other affiliated/unaffiliated insurance companies. Neither First SunAmerica nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The Variable Portfolios, along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust portfolios. Anchor Series Trust has investment portfolios in addition to those listed below which are not available for investment under the contract.

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust portfolios. SunAmerica Series Trust has investment portfolios in addition to those listed below which are not available for investment under the contract.

STOCKS:
  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      - Alliance Growth Portfolio                                            SST
      - Global Equities Portfolio                                            SST
      - Growth-Income Portfolio                                              SST
  MANAGED BY DAVIS SELECTED ADVISERS L.P.
      - Davis Venture Value Portfolio                                        SST
      - Real Estate Portfolio                                                SST
  MANAGED BY FEDERATED INVESTORS L.P.
      - Federated Value Portfolio                                            SST
      - Telecom Utility Portfolio                                            SST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
      - Goldman Sachs Research Portfolio                                     SST
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Growth & Income Portfolio                                        SST
      - MFS Mid Cap Growth Portfolio                                         SST
  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
      - International Diversified Equities Portfolio                         SST
      - Technology Portfolio                                                 SST
  MANAGED BY PUTNAM INVESTMENT MANAGEMENT COMPANY INC.
      - Emerging Markets Portfolio                                           SST
      - International Growth & Income Portfolio                              SST
      - Putnam Growth Portfolio                                              SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
      - Aggressive Growth Portfolio                                          SST
      - Blue Chip Growth Portfolio                                           SST
      - "Dogs" of Wall Street Portfolio                                      SST
      - Growth Opportunities Portfolio                                       SST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
      - Capital Appreciation Portfolio                                       AST
      - Growth Portfolio                                                     AST
      - Natural Resources Portfolio                                          AST

BALANCED:
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
      - Asset Allocation Portfolio                                           SST
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Total Return Portfolio                                           SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
      - SunAmerica Balanced Portfolio                                        SST

BONDS:
  MANAGED BY FEDERATED INVESTORS L.P.
      - Corporate Bond Portfolio                                             SST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
      - Global Bond Portfolio                                                SST
  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
      - Worldwide High Income Portfolio                                      SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
      - High-Yield Bond Portfolio                                            SST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
      - Government & Quality Portfolio                                       AST

CASH:
  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
      - Cash Management Portfolio                                            SST

YOU SHOULD READ THE ATTACHED PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

The contract also offers seven fixed account options. First SunAmerica will guarantee the interest rate earned on money you allocate to any of these fixed account options. We currently offer fixed account options for periods of one, three, five, seven and ten years, which we call guarantee periods. You also have the option of allocating your money to the 6-month dollar cost averaging ("DCA") fixed account and/or the 1-year DCA fixed account (the "DCA fixed accounts") which are available in conjunction with the Dollar Cost Averaging program. Please see the SECTION ON DOLLAR COST AVERAGING ON PAGE 11 for additional information about, including limitations on, and the availability and operation of the DCA fixed accounts. The DCA fixed accounts are only available for new Purchase Payments.

Each guarantee period may offer a different interest rate but will never be less than an annual effective rate of 3%. Once established the rates for specified payments do not change during the guarantee period. The guarantee period is that period for which we credit the applicable rate (one, three, five, seven or ten years).

When a guarantee period ends, you may leave your money in the same fixed investment option. You may also reallocate your money to another fixed investment option (other than the DCA fixed accounts) or to the Variable Portfolios. If you want to reallocate your money to a different fixed account option or a Variable Portfolio, you must contact us within 30 days after the end of the current interest guarantee period and instruct us how to reallocate the money. We do not contact you. If we do not hear from you, your money will remain in the same fixed account option, where it will earn interest at the renewal rate then in effect for the fixed account option.

The DCA fixed accounts also credit a fixed rate of interest. Interest is credited to amounts allocated to the 6-month or 1-year DCA fixed account while your investment is systematically transferred to the Variable Portfolios. The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options. See DOLLAR COST AVERAGING ON PAGE 11 for more information.

MARKET VALUE ADJUSTMENT ("MVA")

NOTE: THE FOLLOWING DISCUSSION APPLIES TO THE 1, 3, 5, 7 AND 10-YEAR FIXED ACCOUNT OPTIONS, ONLY.

If you take money out of the multi-year fixed account options before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment (the "MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the fixed account option and the time when you withdraw that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the fixed account option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed account options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the fixed account option. If there is not enough money in the fixed account option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount.

First SunAmerica does not assess a MVA against withdrawals under the following circumstances:

     - If made within 30 days after the end of a guarantee period;
     - If made to pay contract fees and charges;
     - To pay a death benefit; and
     - If annuitization occurs on the latest Annuity Date.

The 1-year fixed account option does not impose a negative MVA. This fixed account is not registered under the Securities Act of 1933 and is not subject to the provisions of the Investment Company Act of 1940.

APPENDIX B shows how we calculate the MVA.
TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing, by telephone or over the internet. We currently allow 15 free transfers per contract per year. We charge $25 for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.

We accept transfer requests over the telephone or internet unless you tell us not to on your contract application. When receiving instructions over the telephone or internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or internet. If we fail to follow our procedures for internet transactions, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We reserve the right to suspend or cancel such acceptance at any time and will notify you accordingly. Additionally, we may restrict the investment options available for transfers during any period in which such third party acts for you. We notify such third party beforehand regarding any restrictions. However, we will not enforce these restrictions if we are satisfied that:

     - such third party has been appointed by a court of competent jurisdiction to act on your behalf; or

     - such third party is a trustee/fiduciary, for you or appointed by you, to act on your behalf for all your financial affairs.

We may provide administrative or other support services to independent third parties you authorize to make transfers on your behalf. We do not currently charge you extra for providing these support services. This includes, but is not limited to, transfers between investment options in accordance with market timing strategies. Such independent third parties may or may not be appointed with us for the sale of annuities. HOWEVER, WE DO NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE. WE TAKE NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATION AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR FOR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 15.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Transfers may be monthly or quarterly. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account.

We also offer the 6-month and 1-year DCA fixed accounts exclusively to facilitate the DCA program. The DCA fixed accounts only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate new Purchase Payments into a DCA fixed account, we transfer all your money allocated to that account into the Variable Portfolios monthly, over the selected 6-month or 1-year period. Quarterly transfers are not available when you use the 6-month or 1-year DCA fixed account as your source account. You cannot change the option once selected.

If allocated to the 6-month or the 1-year DCA fixed accounts, we transfer your money monthly, over a maximum of 6 or 12 monthly transfers, respectively. We base the actual number of transfers on the total amount allocated to the account. For example, if you allocate $500 to the 6-month DCA fixed account, we transfer your money over a period of 5 months, so that each payment complies with the $100 per transfer minimum.

You may terminate your DCA program at any time. If money remains in the DCA fixed accounts, we transfer the remaining money to the 1-year fixed account option, unless we receive different instructions from you. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00          75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate

     Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

First SunAmerica is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

If underlying funds of the Trusts become unavailable for investment, we may be required to substitute shares of another underlying fund. We will seek prior approval of the SEC and give you notice before substituting shares.
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                              ACCESS TO YOUR MONEY
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You can access money in your contract in two ways:

     - by making a partial or total withdrawal; and/or
     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 15.

Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and any applicable MVA against withdrawals from the 3, 5, 7 or 10 year fixed account options. If you withdraw your entire contract value, we also deduct a contract maintenance fee. SEE EXPENSES ON PAGE 14.

Your contract provides for a free withdrawal amount. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a withdrawal charge.

Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn, plus earnings, may be withdrawn free of a withdrawal charge at any time.

After the first year, you may withdraw the greater of the following amounts free of a withdrawal charge: (1) earnings in your contract as of the date you make the withdrawal; or (2) 10% of the Purchase Payments you invested for at least one year and not yet withdrawn, less any previous earnings withdrawals or systematic withdrawals that year.

Only your first withdrawal of the year is free. If you do not take the entire free amount available to you at that first withdrawal, you will forfeit the opportunity to withdraw that money free of the withdrawal charge for that year.

The portion of a free withdrawal which exceeds the sum of: (1) earnings in the contract and (2) Purchase Payments which are both no longer subject to the withdrawal charge schedule and not yet withdrawn is assumed to be a withdrawal against future earnings. Although amounts withdrawn free of a withdrawal charge under the 10% provision may reduce principal for purposes of calculating amounts available for future withdrawals of earnings, they do not reduce the amount you invested for purposes of calculating the withdrawal charge if you withdraw your entire contract value.

However, upon a future full surrender of your contract, we will recoup any withdrawal charges which would have been applicable due if your free withdrawal(s) had not been free.

We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed in account option in which your contract is invested.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 16.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account in option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

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                                  DEATH BENEFIT
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

For contracts issued prior to April 28, 1997 the death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or
     2. total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or
     3. After your seventh contract anniversary, the greater of:
        (a) the value of your contract on the day before your last contract anniversary, plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals), since that anniversary; or
        (b) the death benefit on the day before your last contract anniversary, less any withdrawals (and any fees or charges applicable to such withdrawals) since that date.

For contracts issued on or after April 28, 1997, the death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or
     2. total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or
     3. the maximum of the anniversary values prior to your 81st birthday. The anniversary value is equal to the value of your contract on each contract anniversary, plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals) since that anniversary.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 15.

If you are 90 or older at time of death and a death benefit is payable, your beneficiary will receive the contract value at death and will not benefit from the maximum anniversary value option.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

We pay the death benefit when we receive satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or
     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
     3. a written statement by a medical doctor who attended the deceased at the time of death; or
     4. any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract at the then current value. If the Beneficiary/spouse continues the contract, we do not pay a death benefit to him or her.

If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of proof of death, we pay a lump sum death benefit to the Beneficiary.

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                                    EXPENSES
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There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or the insurance and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease.

INSURANCE CHARGES

The amount of this charge is 1.52% annually, of the value of your contract invested in the Variable Portfolios. We deduct the charge daily.

The insurance charge compensates us for the mortality and expense risks and the costs of contract distribution assumed by First SunAmerica.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ON PAGE 12. If you take money out in excess of the free withdrawal amount, and upon a full surrender, you may incur a withdrawal charge.

We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for 7 complete years, no withdrawal charge applies. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows:

-------------------------------------------------------------------
           YEAR               1    2    3    4    5    6    7    8
-------------------------------------------------------------------
     WITHDRAWAL CHARGE       7%   6%   5%   4%   3%   2%   1%   0%
-------------------------------------------------------------------

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. Additionally, we will not assess a withdrawal charge when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES ON PAGE 16.

INVESTMENT CHARGES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES LOCATED AT PAGE 5 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts, which are attached.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. We deduct the $30 contract maintenance fee from your account value on your contract anniversary. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE

We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE INVESTMENT OPTIONS ON PAGE 8.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

First SunAmerica may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.
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                                 INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your 90th birthday. If you do not choose an Annuity Date, your income payments will automatically begin on this date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 16.

INCOME OPTIONS

Currently, this Contract offers five standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4. For income payments based on joint lives, we pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, First SunAmerica guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

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                                      TAXES
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NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF
THE SUBJECT. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

TAX TREATMENT OF DISTRIBUTIONS -
NON-QUALIFIED CONTRACTS

If you make a withdrawal from a Non-qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For income payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. Any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to the extent such withdrawals do not exceed limitations set by the IRC for amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC); (7) to fund certain first-time home purchase expenses; and, except in the case of an IR; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2;
(2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments.

MINIMUM DISTRIBUTIONS

Generally, the IRS requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) for Qualified contracts other than IRAs, the calendar year in which you retire. Minimum distributions are not required under a Roth IRA contract during your lifetime. Failure to satisfy minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

The IRS has issued new proposed regulations regarding required minimum distributions from Qualified contracts. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs, Tax-Sheltered Annuities and pension and profit sharing plans. You should consult your Qualified plan sponsor and your tax advisor to determine if these new rules are available for your benefit.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includable in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or contract value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that each underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not First SunAmerica, would be considered the owner of the shares of the Variable Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

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                                   PERFORMANCE
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We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the SAI for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

First SunAmerica may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.
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                                OTHER INFORMATION
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FIRST SUNAMERICA

First SunAmerica is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978.

First SunAmerica and its affiliates, SunAmerica Life Insurance Company, Anchor National Life Insurance Company, SunAmerica Asset Management Corp., SunAmerica Trust Company, and the SunAmerica Financial Network, Inc. comprising six wholly-owned broker-dealers, specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.

THE SEPARATE ACCOUNT

First SunAmerica originally established a separate account, FS Variable Separate Account ("separate account"), under New York law on September 9, 1994. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

First SunAmerica owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by First SunAmerica. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of First SunAmerica.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into First SunAmerica's general account. The general account consists of all of First SunAmerica's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any First SunAmerica contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services, an affiliate of First SunAmerica, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-99NY-SUN, if you have any comment, question or service request.

During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values.

It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the separate account. First SunAmerica and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the separate account.

OWNERSHIP

The Polaris Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. First SunAmerica pays State Street Bank for services provided, based on a schedule of fees.

INDEPENDENT ACCOUNTANTS

The audited financial statements of the Company at December 31, 2000 and 1999, for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998, are incorporated by reference in this prospectus. Financial statements of the separate account at December 31, 2000, for the year ended December 31, 2000, for the one month ended December 31, 1999 and for the year ended November 30, 1999 are also incorporated by reference in this prospectus. The financial statements have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

----------------------------------------------------------------
----------------------------------------------------------------

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling
(800)99NY-SUN. The contents of the SAI are tabulated below.

Separate Account..............................    3
General Account...............................    4
Performance Data..............................    4
Income Payments...............................    9
Annuity Unit Values...........................   10
Taxes.........................................   13
Distribution of Contracts.....................   18
Financial Statements..........................   18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 INCEPTION TO   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   11/30/1999-   FISCAL YEAR
      VARIABLE PORTFOLIOS          11/30/95      11/30/96      11/30/97      11/30/98      11/30/99      12/31/99      12/31/00
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date - 4/6/95)
  Beginning AUV................    $ 11.35        $ 14.19      $   17.63     $   21.26     $   23.72    $    36.39    $     43.17
  Ending AUV...................    $ 14.19        $ 17.63      $   21.26     $   23.72     $   36.39    $    43.17    $     39.34
  Ending Number of AUs.........     52,583        242,433        510,291       804,058       979,651     1,008,089      1,176,265
---------------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond (Inception Date - 5/3/95)
  Beginning AUV................    $ 10.55        $ 11.51      $   11.94     $   12.65     $   13.66    $    13.37    $     13.28
  Ending AUV...................    $ 11.51        $ 11.94      $   12.65     $   13.66     $   13.37         13.28          14.56
  Ending Number of AUs.........     37,576        127,538        190,449       626,578       817,993       844,907        933,714
---------------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date - 4/6/95)
  Beginning AUV................    $ 11.02         $12.95      $   16.32     $   20.31     $   24.41    $    29.74    $     32.61
  Ending AUV...................    $ 12.95        $ 16.32      $   20.31     $   24.41     $   29.74         32.61          31.78
  Ending Number of AUs.........     15,156        104,264        196,539       387,194       543,129       544,578        694,93?
---------------------------------------------------------------------------------------------------------------------------------
Natural Resources (Inception Date - 5/30/95)
  Beginning AUV................    $ 10.17        $ 10.78      $   12.13     $   11.14     $    9.30    $    11.40    $     12.50
  Ending AUV...................    $ 10.78        $ 12.13      $   11.14     $    9.30     $   11.40    $    12.50    $     14.71
  Ending Number of AUs.........      5,306         62,002        112,509       110,305       145,614       149,945        161,958
---------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception Date - 6/3/96)
  Beginning AUV................         --        $ 10.00      $   10.29     $   11.51     $   11.86    $    19.02    $     24.30
  Ending AUV...................         --        $ 10.29      $   11.51     $   11.86     $   19.02    $    24.30    $     20.28
  Ending Number of AUs.........         --        160,390        478,003       596,478       805,328       867,740      1,181,778
---------------------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date - 4/6/95)
  Beginning AUV................    $ 11.52        $ 15.44      $   19.46     $   24.51     $   32.81    $    44.31    $     48.56
  Ending AUV...................    $ 15.44        $ 19.46      $   24.51     $   32.81     $   44.31    $    48.56    $     38.51
  Ending Number of AUs.........     52,943        322,225        679,444     1,175,581     1,901,945     2,004,501      2,241,73?
---------------------------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception Date - 4/24/95)
  Beginning AUV................    $ 11.29        $ 12.64      $   14.97     $   17.98     $   18.22    $    19.10    $     19.81
  Ending AUV...................    $ 12.64        $ 14.97      $   17.98     $   18.22     $   19.10    $    19.81    $     19.45
  Ending Number of AUs.........     60,824        264,208        581,922     1,018,350     1,041,762     1,050,186        943,919
---------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date - n/a)*
  Beginning AUV................         --             --             --            --            --            --             --
  Ending AUV...................         --             --             --            --            --            --             --
  Ending Number of AUs.........         --             --             --            --            --            --             --
---------------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date - 4/27/95)
  Beginning AUV................    $ 10.44        $ 10.67      $   11.04     $   11.43     $   11.83    $    12.20    $     12.25
  Ending AUV...................    $ 10.67        $ 11.04      $   11.43     $   11.83     $   12.20    $    12.25    $     12.79
  Ending Number of AUs.........     59,731         52,729        231,674       612,898     1,003,095     1,022,344        845,056
---------------------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date - 4/12/95)
  Beginning AUV................    $ 10.21        $ 11.10      $   11.65     $   12.54     $   13.15    $    12.78    $     12.76
  Ending AUV...................    $ 11.10        $ 11.65      $   12.54     $   13.15     $   12.78    $    12.76    $     13.19
  Ending Number of AUs.........      5,375         48,161        120,997       333,510       443,122       451,341        533,404
---------------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception Date - 10/19/99)
  Beginning AUV................         --             --             --            --            --    $     9.12    $      8.99
  Ending AUV...................         --             --             --            --     $    9.12    $     8.99    $      9.12
  Ending Number of AUs.........         --             --             --            --         7,956        23,471         73,876
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets (Inception Date - 6/12/97)
  Beginning AUV................         --             --      $   10.00     $    7.97     $    6.14    $     8.99    $     10.77
  Ending AUV...................         --             --      $    7.97     $    6.14     $    8.99    $    10.77    $      6.75
  Ending Number of AUs.........         --             --         85,313       180,636       324,647       346,205        619,415
---------------------------------------------------------------------------------------------------------------------------------
Federated Value (Inception Date - 6/3/96)
  Beginning AUV................         --        $ 10.00      $   11.00     $   13.62     $   15.86    $    16.43    $     16.89
  Ending AUV...................         --        $ 11.00      $   13.62     $   15.86     $   16.43         16.89          17.03
  Ending Number of AUs.........         --         69,098        218,504       450,138       555,385       562,638        569,507
---------------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date - 5/2/95)
  Beginning AUV................    $ 10.37        $ 11.20      $   12.25     $   13.08     $   14.40    $    14.11    $     14.09
  Ending AUV...................    $ 11.20        $ 12.25      $   13.08     $   14.40     $   14.11    $    14.09    $     15.16
  Ending Number of AUs.........     12,162         52,993        148,602       257,259       331,825       341,155        303,023
---------------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date - 5/22/95)
  Beginning AUV................    $ 11.99        $ 13.01      $   15.15     $   16.90     $   19.21    $    24.20    $     26.57
  Ending AUV...................    $ 13.01        $ 15.15      $   16.90     $   19.21     $   24.20    $    26.57    $     21.65
  Ending Number of AUs.........     26,604        117,488        310,271       416,656       461,621       484,217        695,920
---------------------------------------------------------------------------------------------------------------------------------
        * This portfolio was not available for sale on this product until December 29, 2000.
        AUV - Accumulation Unit Value
        AU - Accumulation Units

                                 INCEPTION TO   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   11/30/1999-   FISCAL YEAR
      VARIABLE PORTFOLIOS          11/30/95      11/30/96      11/30/97      11/30/98      11/30/99      12/31/99      12/31/00
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception Date - n/a)*
  Beginning AUV................         --             --             --            --            --            --             --
  Ending AUV...................         --             --             --            --            --            --             --
  Ending Number of AUs.........         --             --             --            --            --            --             --
---------------------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date - 4/12/95)
  Beginning AUV................    $ 11.15        $ 13.32      $   16.70     $   21.41     $   25.71    $    33.11    $     35.91
  Ending AUV...................    $ 13.32        $ 16.70      $   21.41     $   25.71     $   33.11    $    35.91    $     32.42
  Ending Number of AUs.........     45,266        259,344        614,307     1,032,483     1,679,055     1,734,522      1,935,691
---------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inception Date - n/a)*
  Beginning AUV................         --             --             --            --            --            --             --
  Ending AUV...................         --             --             --            --            --            --             --
  Ending Number of AUs.........         --             --             --            --            --            --             --
---------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date - 5/8/95)
  Beginning AUV................    $ 11.18        $ 11.48      $   12.99     $   14.66     $   14.25    $    14.71    $     14.87
  Ending AUV...................    $ 11.48        $ 12.99      $   14.66     $   14.25     $   14.71    $    14.87    $     13.28
  Ending Number of AUs.........     40,706        220,725        547,787     1,089,050     1,006,610     1,172,818      1,049,023
---------------------------------------------------------------------------------------------------------------------------------
International Diversified Equities (Inception Date - 4/12/95)
  Beginning AUV................    $  9.45        $ 10.07      $   11.39     $   11.62     $   13.53    $    15.49    $     16.92
  Ending AUV...................    $ 10.07        $ 11.39      $   11.62     $   13.53     $   15.49    $    16.92    $     13.61
  Ending Number of AUs.........     58,058        355,952        753,010       904,048       921,115       905,352        913,536
---------------------------------------------------------------------------------------------------------------------------------
International Growth and Income (Inception Date - 6/9/97)
  Beginning AUV................         --             --      $   10.00     $   10.33     $   11.16    $    13.40    $     14.07
  Ending AUV...................         --             --      $   10.33     $   11.16     $   13.40    $    14.07    $     14.02
  Ending Number of AUs.........         --             --         86,248       309,301       475,183       512,671        698,555
---------------------------------------------------------------------------------------------------------------------------------
MFS Growth and Income (Inception Date - 4/6/95)
  Beginning AUV................    $ 10.61        $ 12.81      $   14.94     $   17.63     $   20.46    $    22.55    $     23.67
  Ending AUV...................    $ 12.81        $ 14.94      $   17.63     $   20.46     $   22.55    $    23.67    $     23.22
  Ending Number of AUs.........     22,973         94,650        154,635       191,762       430,432       445,395        502,203
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date - 10/19/99)
  Beginning AUV................         --             --             --            --            --    $    14.23    $     16.31
  Ending AUV...................         --             --             --            --     $   14.23    $    16.31    $     17.61
  Ending Number of AUs.........         --             --             --            --        65,176        88,761        444,486
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date - 5/8/95)
  Beginning AUV................    $ 10.90        $ 12.33      $   13.82     $   15.45     $   17.28    $    18.50    $     18.60
  Ending AUV...................    $ 12.33        $ 13.82      $   15.45     $   17.28     $   18.50    $    18.60    $     21.43
  Ending Number of AUs.........     41,654        157,110        230,784       277,940       464,535       490,051        508,441
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth (Inception Date - 4/6/95)
  Beginning AUV................    $ 10.36        $ 12.60      $   14.88     $   18.47     $   22.29    $    28.36    $     31.67
  Ending AUV...................    $ 12.60        $ 14.88      $   18.47     $   22.29     $   28.36    $    31.67    $     25.56
  Ending Number of AUs.........     31,960        114,619        231,883       473,526       828,070       870,842        997,394
---------------------------------------------------------------------------------------------------------------------------------
Real Estate (Inception Date - 6/2/97)
  Beginning AUV................         --             --      $   10.00     $   11.44     $    9.80    $     8.50    $      8.91
  Ending AUV...................         --             --      $   11.44     $    9.80     $    8.50    $     8.91    $     10.86
  Ending Number of AUs.........         --             --         56,379       132,769       140,396       146,237        227,262
---------------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date - 6/3/96)
  Beginning AUV................         --        $ 10.00      $   11.04     $   13.22     $   15.60    $    18.23    $     19.69
  Ending AUV...................         --        $ 11.04      $   13.22     $   15.60     $   18.23    $    19.69    $     17.56
  Ending Number of AUs.........         --         72,909        240,556       467,727     1,003,514     1,067,349      1,236,604
---------------------------------------------------------------------------------------------------------------------------------
Technology (Inception Date - n/a)*
  Beginning AUV................         --             --             --            --            --            --             --
  Ending AUV...................         --             --             --            --            --            --             --
  Ending Number of AUs.........         --             --             --            --            --            --             --
---------------------------------------------------------------------------------------------------------------------------------
Telecom Utility (Inception Date - 6/3/96)
  Beginning AUV................         --        $ 10.00      $   10.67     $   12.74     $   14.56    $    15.16    $     15.11
  Ending AUV...................         --        $ 10.67      $   12.74     $   14.56     $   15.16    $    15.11    $     13.54
  Ending Number of AUs.........         --         20,721         59,907       250,048       308,375       382,240        386,004
---------------------------------------------------------------------------------------------------------------------------------
Venture Value (Inception Date - 4/6/95)
  Beginning AUV................    $ 10.84        $ 13.29      $   16.68     $   21.30     $   23.36    $    26.57    $     27.88
  Ending AUV...................    $ 13.29        $ 16.68      $   21.30     $   23.36     $   26.57    $    27.88    $     30.05
  Ending Number of AUs.........    113,664        605,579      1,424,342     2,149,519     2,363,904     2,370,974      2,436,491
---------------------------------------------------------------------------------------------------------------------------------
Worldwide High Income (Inception Date - 5/2/95)
  Beginning AUV................    $ 10.16        $ 11.36      $   14.20     $   15.98     $   13.57    $    15.23    $     15.70
  Ending AUV...................    $ 11.36        $ 14.20      $   15.98     $   13.57     $   15.23    $    15.70    $     15.00
  Ending Number of AUs.........     21,556        124,728        399,865       466,233       478,116       472,561        417,746
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

        * This portfolio was not available for sale on this product until December 29, 2000.
        AUV - Accumulation Unit Value
        AU - Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed account option, the greater the impact of changing interest rates. The impact of the MVA can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or switched to the Income Phase by the following factor:

                           [(1+I/(1+J+0.025)]N/12 - 1

  where:

        I is the interest rate you are earning on the money invested in the fixed account option;

        J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the fixed account option; and

        N is the number of full months remaining in the term you initially agreed to leave your money in the fixed account option.

EXAMPLES OF THE MVA

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to the 10-year fixed account option at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the 10-year term you initially agreed to leave your money in the fixed account option (N=18); and

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

No withdrawal charges are reflected because your Purchase Payment has been in the contract for seven full years. If a withdrawal charge applies, it is deducted before the MVA. The MVA is assessed on the amount withdrawn less any withdrawal charges.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year fixed account option is 3.5% and the 3-year fixed account option is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%.

The MVA factor is = [(1+I/(1+J+0.0025)]N/12 - 1
                  = [(1.05)/(1.04+0.0025)]18/12 - 1
                  = (1.007194)1.5 - 1
                  = 1.010811 - 1
                  = + 0.010811

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.010811) = +$43.24

$43.24 represents the MVA that would be added to your withdrawal.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year fixed account option is 5.5% and the 3-year fixed account option is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%.

The MVA factor is = [(1+I)/(1+J+0.0025)]N/12 - 1
                  = [(1.05)/(1.06+0.0025)]18/12 - 1
                  = (0.988235)1.5 - 1
                  = 0.982405 - 1
                  = - 0.017595

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                        $4,000 X (- 0.017595) = -$70.38

$70.38 represents the MVA that will be deducted from the money remaining in the 10-year fixed account option.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

Date:  ------------------------------  Signed:  ------------------------------

   Return to: First SunAmerica Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                                                As filed pursuant to Rule 497(c)
                                                under the Securities Act of 1933
                                                Registration No. 33-85014



                       STATEMENT OF ADDITIONAL INFORMATION


                  Fixed and Variable Deferred Annuity Contracts
                                    issued by

                          FS VARIABLE SEPARATE ACCOUNT
               (portion relating to the Polaris Variable Annuity)


               DEPOSITOR: FIRST SUNAMERICA LIFE INSURANCE COMPANY










This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2001, relating to the annuity contracts described above, a copy of which may be obtained without charge by written request addressed to:

                     First SunAmerica Life Insurance Company
                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299




             THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS
                                  MAY 1, 2001

                                TABLE OF CONTENTS

                                                                                                    PAGE
                                                                                                    ----

Separate Account.................................................................................       3

General Account..................................................................................       4

Performance Data.................................................................................       4

Income Payments..................................................................................       9

Annuity Unit Values..............................................................................       10

Taxes............................................................................................       13

Distribution of Contracts........................................................................       18

Financial Statements.............................................................................       18


--------------------------------------------------------------------------------
                                SEPARATE ACCOUNT
--------------------------------------------------------------------------------

     FS Variable Separate Account was originally established by the First SunAmerica Life Insurance Company (the "Company") on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

     The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

     The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).

--------------------------------------------------------------------------------
                                    GENERAL ACCOUNT
--------------------------------------------------------------------------------

     The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA fixed accounts for 6-month and 1-year periods available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

--------------------------------------------------------------------------------
                                    PERFORMANCE DATA
--------------------------------------------------------------------------------

     From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Variable Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of any withdrawal charges. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

     In addition, the separate account may advertise "total return" data for its other Variable Portfolios. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

     For periods starting prior to the date the Variable Portfolios first became available through the Separate Accounts the total return data for the Variable Portfolios of the separate account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Variable Portfolios of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the Variable Portfolio became available with the separate account (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

     The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 2000 were 4.24% and 4.33%, respectively.

     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     Base Period Return = (EV-SV-CMF)/(SV)
     where:

           SV = value of one Accumulation Unit at the start of a 7 day period

           EV = value of one Accumulation Unit at the end of the 7 day period

          CMF = an allocated portion of the $30 annual Contract Maintenance Fee, prorated for 7 days

     The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

          Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

     Effective Yield = [(Base Period Return + 1) 365/7 - 1].

     Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of transfer fees or withdrawal charges.

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments, but also on factors such as an owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return".

     The total returns of the various Variable Portfolios since each Variable Portfolio's inception date are shown on the next page, both with and without an assumed complete redemption at the end of the period.

                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2000
                        (RETURN WITH/WITHOUT REDEMPTION)

VARIABLE PORTFOLIO               SA INCEPTION DATE         1 YEAR                5 YEAR              SINCE SA INCEPTION
------------------               -----------------         ------                ------              ------------------
Anchor Series Trust                                    with    without         with   without          with    without
-------------------
   Capital Appreciation                04/06/95      -15.92% /  -8.92%        22.22% / 22.48%         24.01% /  24.13%
   Gov't & Quality Bond                05/03/95        2.58% /   9.58%         4.01% /  4.51%          5.52% /   5.80%
   Natural Resources                   05/30/95       10.50% /  17.50%         5.60% /  6.08%          6.41% /   6.68%
   Wel Growth                          04/06/95       -9.59% /  -2.59%        19.26% / 19.56%         20.07% /  20.22%

SunAmerica Series Trust
-----------------------
   Aggressive Growth                   06/03/96      -23.58% / -16.58%           N/A /    N/A         16.26% /  16.64%
   Alliance Growth                     04/06/95      -27.73% / -20.73%        20.42% / 20.70%         23.24% /  23.37%
   Asset Allocation                    04/24/95       -8.90% /  -1.90%         8.16% /  8.59%          9.75% /   9.98%
   Blue Chip Growth*                        N/A          N/A /     N/A           N/A /    N/A            N/A /     N/A
   Corporate Bond                      04/12/95       -3.67% /   3.33%         2.67% /  3.20%          4.22% /   4.51%
   Davis Venture Value                 04/06/95        0.75% /   7.75%        17.21% / 17.52%         19.26% /  19.41%
   "Dogs" of Wall Street               10/19/99       -5.61% /   1.39%           N/A /    N/A         -5.86% /  -0.83%
   Emerging Markets                    06/12/97      -44.42% / -37.42%           N/A /    N/A        -12.27% / -10.73%
   Federated Value                     06/03/96       -6.23% /   0.77%           N/A /    N/A         11.84% /  12.28%
   Global Bond                         05/02/95        0.52% /   7.52%         5.44% /  5.92%          6.60% /   6.86%
   Global Equities                     05/22/95      -25.58% / -18.58%         9.67% / 10.08%         10.82% /  11.04%
   Goldman Sachs Research*                  N/A          N/A /     N/A           N/A /    N/A            N/A /     N/A
   Growth & Income                     04/12/95      -16.76% /  -9.76%        18.80% / 19.10%         20.32% /  20.47%
   Growth Opportunities*                    N/A          N/A /     N/A           N/A /    N/A            N/A /     N/A
   High-Yield Bond                     05/08/95      -17.77% / -10.77%         2.05% /  2.60%          2.74% /   3.05%
   International Diversified Equities  04/12/95      -26.61% / -19.61%         4.84% /  5.33%          6.26% /   6.52%
   International Growth & Income       06/09/97       -7.44% /  -0.44%           N/A /    N/A          8.42% /   9.33%
   MFS Growth & Income                 04/06/95       -8.94% /  -1.94%        12.13% / 12.51%         14.40% /  14.58%
   MFS Mid-Cap Growth                  10/19/99        0.93% /   7.93%           N/A /    N/A         36.29% /  40.96%
   MFS Total Return                    05/08/95        8.15% /  15.15%        10.94% / 11.33%         12.45% /  12.66%
   Putnam Growth                       04/06/95      -26.35% / -19.35%        15.80% / 16.13%         16.82% /  16.99%
   Real Estate                         06/02/97       14.71% /  21.71%           N/A /    N/A          1.11% /   2.18%
   Sunamerica Balanced                 06/03/96      -17.88% / -10.88%           N/A /    N/A         12.61% /  13.04%
   Technology*                              N/A          N/A /     N/A           N/A /    N/A            N/A /     N/A
   Telecom Utility                     06/03/96      -17.47% / -10.47%           N/A /    N/A          6.25% /   6.77%
   Worldwide High Income               05/02/95      -11.49% /  -4.49%         4.66% /  5.16%          6.87% /   7.13%

-----------------
 * This portfolio was not available for sale in this separate account until December 29, 2000.

Total return figures are based on historical data and are not intended to indicate future performance.

                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2000
                        (RETURN WITH/WITHOUT REDEMPTION)


                                   TRUST                                                                                 SINCE
VARIABLE PORTFOLIO            INCEPTION DATE         1 YEAR                 5 YEAR               10 YEAR             TRUST INCEPTION
------------------            --------------         ------                 ------               -------             ---------------
Anchor Series Trust                               with    without        with   without        with   without        with    without
-------------------
Capital Appreciation               03/23/87     -15.92% /  -8.92%       22.22% / 22.48%       22.99% / 22.99%       16.07% /  16.07%
Government and Quality Bond        09/05/84       2.58% /   9.58%        4.01% /  4.51%        6.17% /  6.17%        7.53% /   7.53%
Natural Resources                  01/04/88      10.50% /  17.50%        5.60% /  6.08%        8.03% /  8.03%        6.67% /   6.67%
Wel Growth                         09/05/84      -9.59% /  -2.59%       19.26% / 19.56%       15.91% / 15.91%       13.73% /  13.73%

Sunamerica Series Trust
-----------------------
Aggressive Growth                  06/03/96     -23.58% / -16.58%          N/A /    N/A          N/A /    N/A       16.26% /  16.64%
Alliance Growth                    02/09/93     -27.73% / -20.73%       20.42% / 20.70%          N/A /    N/A       18.58% /  18.58%
Asset Allocation                   07/01/93      -8.90% /  -1.90%        8.16% /  8.59%          N/A /    N/A        9.22% /   9.22%
Blue Chip Growth*                  07/05/00         N/A /     N/A          N/A /    N/A          N/A /    N/A      -17.47% / -10.47%
Corporate Bond                     07/01/93      -3.67% /   3.33%        2.67% /  3.20%          N/A /    N/A        3.69% /   3.69%
Davis Venture Value                10/28/94       0.75% /   7.75%       17.21% / 17.52%          N/A /    N/A       19.42% /  19.49%
"Dogs" of Wall Street              04/01/98      -5.61% /   1.39%          N/A /    N/A          N/A /    N/A       -5.32% /  -3.35%
Emerging Markets                   06/02/97     -44.42% / -37.42%          N/A /    N/A          N/A /    N/A      -11.98% / -10.46%
Federated Value                    06/03/96      -6.23% /   0.77%          N/A /    N/A          N/A /    N/A       11.84% /  12.28%
Global Bond                        07/01/93       0.52% /   7.52%        5.44% /  5.92%          N/A /    N/A        5.64% /   5.64%
Global Equities                    02/09/93     -25.58% / -18.58%        9.67% / 10.08%          N/A /    N/A       10.22% /  10.22%
Goldman Sachs Research*            07/05/00         N/A /     N/A          N/A /    N/A          N/A /    N/A       -9.68% /  -2.68%
Growth & Income                    02/09/93     -16.76% /  -9.76%       18.80% / 19.10%          N/A /    N/A       16.02% /  16.02%
Growth Opportunities*              07/05/00         N/A /     N/A          N/A /    N/A          N/A /    N/A      -18.76% / -11.76%
High-Yield Bond                    02/09/93     -17.77% / -10.77%        2.05% /  2.60%          N/A /    N/A        3.63% /   3.63%
International Diversified Equities 10/28/94     -26.61% / -19.61%        4.84% /  5.33%          N/A /    N/A        4.93% /   5.06%
International Growth & Income      06/02/97      -7.44% /  -0.44%          N/A /    N/A          N/A /    N/A        8.97% /   9.86%
MFS Growth & Income                02/09/93      -8.94% /  -1.94%       12.13% / 12.51%          N/A /    N/A       11.22% /  11.22%
MFS Mid-Cap Growth                 04/01/99       0.93% /   7.93%          N/A /    N/A          N/A /    N/A       35.39% /  38.10%
MFS Total Return                   10/28/94       8.15% /  15.15%       10.94% / 11.33%          N/A /    N/A       13.00% /  13.09%
Putnam Growth                      02/09/93     -26.35% / -19.35%       15.80% / 16.13%          N/A /    N/A       12.57% /  12.57%
Real Estate                        06/02/97      14.71% /  21.71%          N/A /    N/A          N/A /    N/A        1.11% /   2.18%
Sunamerica Balanced                06/03/96     -17.88% / -10.88%          N/A /    N/A          N/A /    N/A       12.61% /  13.04%
Technology*                        07/05/00         N/A /     N/A          N/A /    N/A          N/A /    N/A      -40.12% / -33.12%
Telecom Utility                    06/03/96     -17.47% / -10.47%          N/A /    N/A          N/A /    N/A        6.25% /   6.77%
Worldwide High Income              10/28/94     -11.49% /  -4.49%        4.66% /  5.16%          N/A /    N/A        6.64% /   6.75%



* This portfolio was not available for sale for the entire fiscal year of the Trust.

Total return figures are based on historical data and are not intended to indicate future performance.

     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                  P(1+T)n = ERV

         where:   P =  a hypothetical initial payment of $1,000
                  T =  average annual total return
                  n =  number of years

               ERV  =  ending redeemable value of a hypothetical $1,000
                       payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

     The total return figures reflect the effect of both nonrecurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Because the impact of Contract Maintenance Fees on a particular account will generally differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual Variable Portfolio over the same time periods would generally have been different from those produced by the computation. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

     FS Variable Separate Account also funds another contract called First SunAmerica Advisor. The Variable Portfolios in Polaris are also available in First SunAmerica Advisor.

--------------------------------------------------------------------------------
                                 INCOME PAYMENTS
--------------------------------------------------------------------------------

INITIAL MONTHLY INCOME PAYMENTS

     The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account option and the Variable Portfolio(s) and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY INCOME PAYMENTS

     For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

     For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.

--------------------------------------------------------------------------------
                               ANNUITY UNIT VALUES
--------------------------------------------------------------------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

     Illustrative Example

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                               = 1.00174825

     Illustrative Example

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                  1/[(1.035)(1/12) ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

     Illustrative Example

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income annuity payment date is $13.327695.

     P's first variable income payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly income payments for each $1,000 of applied contract value, P's first variable income payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

     P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 47.593968 x $13.327695 = $634.32

     The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

     Note that the amount of the first variable income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

     Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Non-Qualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

     For annuity payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of annuity payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

     The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

     An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code (other than (1) annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

     Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MULTIPLE CONTRACTS

     Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

     An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in Tax Court decision in Conway. However, in its acquiesence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.


QUALIFIED PLANS

     The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

     Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

     Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

     (A) H.R. 10 Plans

          Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans and such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.

     (B) Tax-Sheltered Annuities

          Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501 (c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.

     (C) Individual Retirement Annuities

          Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.

     (D) Roth IRAs

          Section 408(a) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the taxes on the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

     (E) Corporate Pension and Profit-Sharing Plans

          Section 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interest; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.

     (F) Deferred Compensation Plans - Section 457

         Under Section 457 of the Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation plans. The amounts deferred under a Plan which meets the requirements of Section 457 are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. Furthermore, the Code provides additional requirements and restrictions regarding eligibility, contributions and distributions.

         All of the assets and income of a Plan established by a governmental employee after August 23, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 23, 1995 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt non-governmental employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the plan is not an eligible plan within the meaning of Section 457(b). In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency as defined in the Code.

         Under present federal tax law, amounts accumulated in a Plan under section 457 cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other plans under section 457.

                            DISTRIBUTION OF CONTRACTS

        The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

--------------------------------------------------------------------------------
                            DISTRIBUTION OF CONTRACTS
--------------------------------------------------------------------------------

     The contracts are offered on a continuous basis through the distributor for the separate account, SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
     The audited financial statements of the Company as of December 31, 2000 and 1999, for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998, are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA fixed accounts for 6-month and 1-year periods.

     Also included in this Statement of Additional Information are the FS Variable Separate Account audited financial statements at December 31, 2000, for the year ended December 31, 2000, for the one month ended December 31, 1999 and for the year ended November 30, 1999.
     PricewaterhouseCoopers LLP, 21650 Oxnard Street, Suite 1900, Woodland Hills, California 91367, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                       Report of Independent Accountants




To the Board of Directors and Shareholder of First SunAmerica Life Insurance Company:


In our opinion, the accompanying balance sheet and the related statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of First SunAmerica Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Woodland Hills, California
January 31, 2001

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                  BALANCE SHEET


                                                              December 31,
                                                    --------------------------------
                                                        2000                1999
                                                    ------------         -----------
                                                            (In thousands)
ASSETS

Investments:
Cash and short-term investments                      $    40,704         $    29,350
Bonds, notes and redeemable preferred stocks
   at fair value (amortized cost:
   December 2000, $1,269,340;
   December 1999, $1,587,116)                          1,237,469           1,522,921
Common stocks, available for sale
   at fair value (cost: December 2000, $812)                 785                --
Mortgage loans                                           167,408             211,867
Other invested assets                                     39,881              42,604
                                                     -----------         -----------
Total investments                                      1,486,247           1,806,742

Variable annuity assets held in separate
   accounts                                              565,547             558,605
Accrued investment income                                 14,809              24,076
Deferred acquisition costs                               124,451             137,637
Income taxes currently receivable from Parent              8,067               6,638
Deferred income taxes                                      7,914              18,275
Other assets                                               7,338               3,539
                                                     -----------         -----------
TOTAL ASSETS                                         $ 2,214,373         $ 2,555,512
                                                     ===========         ===========

LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
Reserves for fixed annuity contracts                 $ 1,186,996         $ 1,523,641
Reserves for universal life insurance
   contracts                                             249,987             277,250
Other liabilities                                         24,215              34,776
                                                     -----------         -----------
Total reserves, payables
   and accrued liabilities                             1,461,198           1,835,667
                                                     -----------         -----------
Variable annuity liabilities related
   to separate accounts                                  565,547             558,605
                                                     -----------         -----------
Shareholder's equity:
Common Stock                                               3,000               3,000
Additional paid-in capital                               144,428             144,428
Retained earnings                                         49,689              42,409
Accumulated other comprehensive loss                      (9,489)            (28,597)
                                                     -----------         -----------
Total shareholder's equity                               187,628             161,240
                                                     -----------         -----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY           $ 2,214,373         $ 2,555,512
                                                     ===========         ===========



                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                  STATEMENT OF INCOME AND COMPREHENSIVE INCOME



                                  Years Ended December 31,    Three Months Ended
                                  ------------------------    -------------------   Year Ended
                                    2000             1999      December 31, 1998 September 30, 1998
                                 ----------       ----------   ----------------  ------------------
                                                             (In thousands)
Investment income                 $ 119,576       $ 125,423       $  27,663          $ 115,916
                                  ---------       ---------       ---------          ---------
Interest expense on:
    Fixed annuity contracts         (65,097)        (76,114)        (18,406)           (80,624)
    Universal life insurance
       contracts                    (12,363)         (6,475)           --                 --
    Senior indebtedness                --              --                (1)              (109)
                                  ---------       ---------       ---------          ---------
    Total interest expense          (77,460)        (82,589)        (18,407)           (80,733)
                                  ---------       ---------       ---------          ---------
NET INVESTMENT INCOME                42,116          42,834           9,256             35,183
                                  ---------       ---------       ---------          ---------
NET REALIZED INVESTMENT
    GAINS (LOSSES)                  (20,779)        (11,178)            797              4,690
                                  ---------       ---------       ---------          ---------
Fee income:
    Variable annuity fees             9,140           6,600           1,189              3,607
    Universal life insurance
       Fees, net                      2,166           1,115            --                 --
    Surrender charges                 3,776           3,296             662              4,350
                                  ---------       ---------       ---------          ---------
TOTAL FEE INCOME                     15,082          11,011           1,851              7,957
                                  ---------       ---------       ---------          ---------
GENERAL AND ADMINISTRATIVE
    EXPENSES                         (4,796)         (5,260)         (1,201)            (1,721)
                                  ---------       ---------       ---------          ---------
AMORTIZATION OF DEFERRED
    ACQUISITION COSTS               (19,399)        (22,664)         (5,046)           (17,120)
                                  ---------       ---------       ---------          ---------
ANNUAL COMMISSIONS                     (619)           (450)            (90)              (348)
                                  ---------       ---------       ---------          ---------
PRETAX INCOME                        11,605          14,293           5,567             28,641

Income tax expense                   (4,325)         (6,621)         (2,191)           (12,106)
                                  ---------       ---------       ---------          ---------
NET INCOME                        $   7,280       $   7,672       $   3,376          $  16,535
                                  ---------       ---------       ---------          ---------



                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY


                                                       Years Ended December 31,    Three Months Ended
                                                       -----------------------     ------------------       Year Ended
                                                           2000         1999       December 31, 1998     September 30, 1998
                                                       ----------    -----------   ------------------    -------------------
                                                                                 (In thousands)
OTHER COMPREHENSIVE INCOME (LOSS)
 NET OF TAX:
    Net unrealized gains (losses) on debt
       and equity securities available for
       sale identified in the current period
       (net of income tax expense of $4,855,
       income tax benefit of $17,411 and $2,203
       and income tax expense of $2,076 for
       the years ended December 31, 2000
       and 1999 the three months ended
       December 31, 1998 and the year
       ended September 30, 1998, respectively)           $  9,019      $(32,333)      $ (4,094)              $  3,856
    Less reclassification adjustment
       for net realized losses (gains)
       included in net income (net of income
       tax expense of $5,433 and $661 and income
       tax benefit of $357 and $1,300 for the
       years ended December 31, 2000 and 1999, the
       three months ended December 31, 1998 and the
       year ended September 30, 1998, respectively)        10,089         1,226           (662)                (2,414)
                                                         --------      --------       --------               --------
OTHER COMPREHENSIVE INCOME (LOSS)                          19,108       (31,107)        (4,756)                 1,442
                                                         --------      --------       --------               --------
COMPREHENSIVE INCOME (LOSS)                              $ 26,388      $(23,435)      $ (1,380)              $ 17,977
                                                         ========      ========       ========               ========




                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF CASH FLOWS

                                               Years Ended December 31,
                                             -------------------------------  Three Months Ended     Year Ended
                                                2000                1999       December 31, 1998   September 30, 1998
                                             ----------         ------------   -----------------   ------------------
                                                                             (In thousands)
CASH FLOWS FROM OPERATING
    ACTIVITIES:
    Net income                               $   7,280           $   7,672           $   3,376           $  16,535
    Adjustments to reconcile net income
      to net cash provided by operating
      activities:
         Interest credited to:
             Fixed annuity contracts            65,097              76,114              18,406              80,624
             Universal life insurance
                contracts                       12,363               6,475                --                  --
         Net realized investment
             (gains)losses                      20,779              11,178                (797)             (4,690)
         Accretion of net
             discounts on investments           (4,538)             (4,123)               (377)             (1,985)
         Amortization of goodwill                 --                   691                  14                  58
         Provision for deferred
             income taxes                           73              (5,317)                981                (389)
   Change in:
      Accrued investment income                  9,267              (5,907)               --                  --
      Deferred acquisition costs                10,286               5,381               4,256               5,642
      Income taxes receivable/
         payable                                (1,429)            (16,782)                (33)              7,941
      Other liabilities                         (1,938)             22,625                --                  --
      Other, net                                   868              (1,042)             (1,945)              8,472
                                             ---------           ---------           ---------           ---------
NET CASH PROVIDED BY OPERATING
   ACTIVITIES                                  118,108              96,965              23,881             112,208
                                             ---------           ---------           ---------           ---------
CASH FLOWS FROM INVESTING
   ACTIVITIES:
   Purchases of:
      Bonds and notes                          (33,317)       (497,462)               (323,897)           (761,591)
      Mortgage loans                            (7,158)        (66,338)                   --               (82,256)
      Common stocks                               (813)           --                      --                  --
      Other investments, excluding
         short-term investments                   --              --                      --                   (11)
   Sales of:
      Bonds and notes                          171,702         399,790                 271,632             864,763
      Other investments, excluding
         short-term investments                    487             914                    --                   494
   Redemptions and maturities of:
      Bonds and notes                          162,464          73,380                  18,231              81,254
      Mortgage loans                            51,998          31,188                  11,253              24,501
      Other investments, excluding
         short-term investments                  2,324             580                     320                --
   Short-term investments received
      from (transferred to)Anchor
      National Life Insurance
      Company in assumption
      Reinsurance transaction
      with MBL Life Assurance
      Corporation                              (16,741)        371,634                    --                  --
                                             ---------       ---------               ---------       -----------
NET CASH PROVIDED BY(USED IN)
   INVESTING ACTIVITIES                      $ 330,946       $ 313,686               $ (22,461)          $ 127,154
                                             ---------       ---------               ---------           ---------




                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                            Years Ended December 31,
                                           --------------------------     Three Months Ended      Year  Ended
                                             2000              1999        December 31, 1998  September 30, 1998
                                           ---------         ---------    ------------------  ------------------
                                                                    (In thousands)
CASH FLOWS FROM FINANCING
    ACTIVITIES:
    Premium receipts on:
       Fixed annuity contracts             $  41,365         $  36,249         $  19,411         $ 130,851
       Universal life insurance
          contracts                           10,931             4,790              --                --
    Net exchanges from the fixed
       accounts of variable annuity
       contracts                             (47,090)          (37,223)           (9,340)          (47,852)
    Withdrawal payments on:
       Fixed annuity contracts              (331,775)         (350,019)          (49,744)         (221,629)
       Universal life insurance
          contracts                          (40,789)          (13,781)             --                --
    Claims and annuity payments on:
       Fixed annuity contracts               (33,171)          (31,906)           (7,697)          (36,892)
       Universal life insurance
          Contracts                          (28,611)           (7,877)             --                --
    Net receipts from (repayments
       of) other short-term
       financings                             (8,560)             --               8,737           (23,970)
    Cession of non-annuity
       product lines                            --                --                --             (34,776)
                                           ---------         ---------         ---------         ---------

NET CASH USED IN
    FINANCING ACTIVITIES                    (437,700)         (399,767)          (38,633)         (234,268)
                                           ---------         ---------         ---------         ---------
NET INCREASE (DECREASE) IN CASH
    AND SHORT-TERM INVESTMENTS                11,354            10,884           (37,213)            5,094

CASH AND SHORT-TERM INVESTMENTS
    AT BEGINNING OF PERIOD                    29,350            18,466            55,679            50,585
                                           ---------         ---------         ---------         ---------
CASH AND SHORT-TERM INVESTMENTS
    AT END OF PERIOD                       $  40,704         $  29,350         $  18,466         $  55,679
                                           =========         =========         =========         =========
SUPPLEMENTAL CASH FLOW
    INFORMATION:

    Interest paid on indebtedness          $    --           $    --           $       1         $     109
                                           =========         =========         =========         =========
    Net income taxes paid to Parent        $   5,681         $  28,720         $    --           $   5,439
                                           =========         =========         =========         =========


                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       NATURE OF OPERATIONS

First SunAmerica Life Insurance Company (the "Company") is a New York-domiciled life insurance company engaged primarily in the business of selling and administering fixed and variable annuities and universal life contracts in the State of New York.

The Company's net investment income (including net realized investment losses) and fee income by primary product line or service are as follows:

                                        Years Ended December 31,  Three Months Ended      Year Ended
                                          2000           1999      December 31, 1998  September 30, 1998
                                         -------        -------   ------------------  ------------------
                                                              (In thousands)
Net investment income
         (including net realized
         investment losses) on
             fixed rate products         $21,337        $31,656        $10,053             $39,873
                                         -------        -------        -------             -------
Fee income:
         Variable annuity fees             9,140          6,600          1,189               3,607
         Universal life insurance
             fees                          2,166          1,115           --                  --
         Surrender charges                 3,776          3,296            662               4,350
                                         -------        -------        -------             -------

         Total fee income                 15,082         11,011          1,851               7,957
                                         -------        -------        -------             -------

Total                                    $36,419        $42,667        $11,904             $47,830
                                         =======        =======        =======             =======

Substantially all of the Company's reserves are derived from the United States. Products are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. Two independent selling organizations in the annuity operations represented approximately 13.7% and 10.8% of sales in the year ended December 31, 2000 and approximately 19.3% and 11.1% of sales in the year ended December 31, 1999. No other independent selling organization was responsible for 10% of sales for any such period.




                 See accompanying notes to financial statements

         The Company is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc., a Maryland Corporation. On January 1, 1999, SunAmerica Inc. merged with and into AIG in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, immediately prior to the date of the merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Holdings, Inc., a Delaware Corporation. SunAmerica Holdings, Inc. subsequently changed its name to SunAmerica Inc. ("SunAmerica").

         The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.       BUSINESS COMBINATION

         On March 31, 1997, SunAmerica Life Insurance Company, the direct parent of the Company, completed the acquisition of all of the outstanding stock of John Alden Life Insurance Company of New York ("JANY"). On October 31, 1997, JANY was merged with and into the Company. On the date of acquisition, JANY had assets having an aggregate fair value of $1,536,179,000, composed primarily of invested assets totaling $1,403,807,000. Liabilities assumed in this acquisition totaled $1,411,179,000, including $1,363,764,000 of fixed annuity reserves. The excess of the purchase price over the fair value of the net assets acquired, amounting to $125,000,000 at the date of acquisition was included in Deferred Acquisition Costs in the balance sheet. The acquisition was accounted for by using the purchase method of accounting and the merger by using the pooling method from the date of acquisition through the date of merger.

3.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with generally accepted accounting principles. Certain items have been reclassified to conform to the current period's presentation.

         Under generally accepted accounting principles, premiums collected on the non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of earnings, as they are recorded directly to policyholder liabilities upon receipt.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

3.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

         INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

         Bonds, notes and redeemable preferred stocks available for sale are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

         Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Common stock is carried at fair value. Other invested assets include real estate, which is reduced by impairment provisions, and policy loans, which are carried at unpaid balances.

         Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

         DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, surrender charges and direct administrative expenses. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $9,944,000 and $27,282,000 for the years ended December 31, 2000, and 1999, respectively.

         As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been increased by

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

3.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         $17,300,000 and $20,200,000 at December 31, 2000 and 1999 respectively.

         VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

         CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees). Contractholder reserves for universal life insurance contracts are equal to the policyholders' account values before surrender charges.

         FEE INCOME: Variable annuity fees, universal life insurance fees and surrender charges are recorded in income as earned.

         INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of its direct parent, SunAmerica Life Insurance Company (the "Parent"), and its affiliate, Anchor National Life Insurance Company ("ANLIC"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

         RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). The Company has reviewed and continues to review the effect of the implementation of SFAS 133, as amended by SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, and related implementation guidance. This statement requires the Company to recognize all derivatives in the balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and, to the extent it is effective as part of a hedge transaction. SFAS 133 was postponed by SFAS 137, and now will be effective for the Company as of January 1, 2001. Because of the Company's minimal use of Derivatives, the new Statement will not have a significant effect on either the earnings or the financial position of the Company.

4.       FISCAL YEAR CHANGE

         Effective December 31, 1998, the Company changed its fiscal year end from September 30 to December 31. Accordingly, the financial

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.       FISCAL YEAR CHANGE (Continued)

         statements include the results of operations and cash flows for the three-month transition period ended December 31, 1998. Such results are not necessarily indicative of operations for a full year. The financial statements as of and for the three months ended December 31, 1998 were originally filed as the Company's unaudited Transition Report on Form 10-Q.

         Results for comparable prior period are summarized below.

                                                       Three Months Ended
                                                        December 31, 1997
                                                      -------------------
                                                          (In thousands)
         Investment income                                        $29,487
         Net investment income                                      8,152
         Net realized investment gains                              2,075
         Total fee income                                           1,653
         Pretax income                                              7,193
         Net income                                               $ 4,274
                                                                  =======

5.       ACQUISITION

         On December 31, 1998, ANLIC acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, ANLIC acquired assets having an aggregate fair value of $5,718,227,000 composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves.

         Included in the block of business acquired from MBL Life were policies whose owners are residents of the State of New York ("the New York Business"). On July 1, 1999, the New York Business was acquired by the Company via an assumption reinsurance agreement. As part of this acquisition, invested assets equal to $678,272,000, universal life reserves equal to $282,247,000, group pension reserves equal to $406,118,000, and other net assets of $10,093,000 were assumed by the Company. On a pro forma basis, assuming the MBL Life acquisition had been consummated on October 1, 1997, the beginning of the earliest period presented here, investment income would have been $150,619,000 and $164,183,000 for the years ended December 31, 1999 and September 30, 1998, respectively. Net income would have been $9,364,000 and $19,920,000 for the years ended December 31, 1999 and September 30, 1998, respectively. The $128,420,000 purchase price was allocated between the Company and ANLIC based on the estimated future gross profits of the two blocks of business. The portion allocated to the Company was $10,000,000.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

5.       ACQUISITION (Continued)

         As part of the Acquisition, ANLIC received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Included in the ANLIC's reserves transferred to the Company in 1999 were $34,657,000 of such policy enhancement reserves. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to ANLIC by the Company. The enhancements are to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003, to eligible policies still active on each of those dates. The Company's portion of the payment due on January 1, 2000 amounted to $4,910,832 and was either credited to these policyholders or paid as benefits through withdrawals or accelerated death benefits during 2000. The Company's reserve for the remaining payments totaled $13,333,000 at December 31, 2000.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

6.       INVESTMENTS

         The amortized cost and estimated fair value of bonds and notes available for sale by major category follow:

                                                          Estimated
                                        Amortized           Fair
                                          Cost              Value
                                       ----------        ----------
                                             (In thousands)
AT DECEMBER 31, 2000:

Securities of the United States
    Government                         $      520        $      521
Mortgage-backed securities                557,060           556,929
Securities of public utilities             25,290            25,384
Corporate bonds and notes                 491,898           460,152
Other debt securities                     194,572           194,483
                                       ----------        ----------

    Total                              $1,269,340        $1,237,469
                                       ==========        ==========

AT DECEMBER 31, 1999:

Securities of the United States
    Government                         $    1,479        $    1,347
Mortgage-backed securities                602,095           574,247
Securities of public utilities             41,758            41,071
Corporate bonds and notes                 667,450           637,985
Other debt securities                     274,334           268,271
                                       ----------        ----------

    Total                              $1,587,116        $1,522,921
                                       ==========        ==========


         The amortized cost and estimated fair value of bonds and notes available for sale by contractual maturity, as of December 31, 2000, follow:

                                                                 Estimated
                                               Amortized           Fair
                                                 Cost              Value
                                              ----------        ----------
                                              (In thousands)

Due in one year or less                       $   15,970        $   15,939
Due after one year through five years            261,346           260,629

Due after five years through ten years           290,560           262,692
Due after ten years                              144,404           141,280
Mortgage-backed securities                       557,060           556,929
                                              ----------        ----------
    Total                                     $1,269,340        $1,237,469
                                              ==========        ==========


         Actual maturities of bonds and notes will differ from those shown above due to prepayments and redemptions.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

6.       INVESTMENTS (Continued)

         Gross unrealized gains and losses on bonds and notes available for sale by major category follow:

                                             Gross              Gross
                                        Unrealized         Unrealized
                                             Gains             Losses
                                        ---------          ----------
                                               (In thousands)
AT DECEMBER 31, 2000:

Securities of the United States
    Government                           $      1          $   --
Mortgage-backed securities                  6,238            (6,369)
Securities of public utilities                286              (192)
Corporate bonds and notes                   4,857           (36,603)
Other debt securities                       3,203            (3,292)
                                         --------          --------
    Total                                $ 14,585          $(46,456)
                                         ========          ========

AT DECEMBER 31, 1999:

Securities of the United States
    Government                           $      5          $   (137)
Mortgage-backed securities                    873           (28,721)
Securities of public utilities                 56              (743)
Corporate bonds and notes                   2,867           (32,332)
Other debt securities                         454            (6,517)
                                         --------          --------
    Total                                $  4,255          $(68,450)
                                         ========          ========



         Gross unrealized gains on equity securities available for sale aggregated $6,000 at December 31, 2000. Gross unrealized losses on equity securities available for sale aggregated $34,000 at December 31, 2000. There were no gross unrealized gains or losses on equity securities available for sale at December 31, 1999.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

6.       INVESTMENTS (Continued)

         Gross realized investment gains and losses on sales of investments are as follows:

                                      Years Ended December 31,       Three Months Ended       Year Ended
                                       2000               1999       December 31, 1998    September 30, 1998
                                     --------           --------     -----------------    ------------------
                                                                (In thousands)
BONDS, NOTES AND REDEEMABLE
 PREFERRED STOCKS:
    Realized gains                   $  3,221           $  6,040           $  4,290           $ 13,067
    Realized losses                    (3,147)            (9,688)            (1,843)            (7,509)

MORTGAGE LOANS:
    Realized losses                      --                 --                 --                 (289)

OTHER INVESTMENTS:
    Realized gains                       --                  164               --                   22
    Realized losses                       (48)              --                 --                 (209)

IMPAIRMENT WRITEDOWNS                 (20,805)            (7,694)            (1,650)              (392)
                                     --------           --------           --------           --------
    Total net realized
    investment gains
    (losses)                         $(20,779)          $(11,178)          $    797           $  4,690
                                     ========           ========           ========           ========


      The sources and related amounts of investment income are as follows:


                                     Years Ended December 31,       Three Months Ended       Year Ended
                                      2000               1999       December 31, 1998    September 30, 1998
                                   ---------           ---------    -----------------    ------------------
                                                               (In thousands)
Short-term investments             $   1,671           $   4,795           $   1,122           $   2,340
Bonds and notes                       99,241             103,503              22,811             100,808
Mortgage loans                        17,547              17,139               3,980              13,901
Other invested assets                  3,127               1,839                  97                 447
                                   ---------           ---------           ---------           ---------

Gross investment income            $ 121,586           $ 127,276           $  28,010           $ 117,496
Less: investment expenses             (2,010)             (1,853)               (347)             (1,580)
                                   ---------           ---------           ---------           ---------

Total investment income            $ 119,576           $ 125,423           $  27,663           $ 115,916
                                   =========           =========           =========           =========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

6.       INVESTMENTS (Continued)

         The carrying value of investments in any one entity or its affiliates exceeding 10% of the Company's shareholder's equity at December 31, 2000 is as follows:

         Short-term investments
             Northern Trust Corp.                                  $18,971,000

         At December 31, 2000, mortgage loans were collateralized by properties located in 32 states, with loans totaling approximately 28% of the aggregate carrying value of the portfolio secured by properties located in California, approximately 23% by properties located in New York and Michigan and no more than 5% of the portfolio was secured by properties located in any other single state.

         At December 31, 2000, bonds and notes included $89,252,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at December 31, 2000.

         At December 31, 2000, the carrying value of investments in default as to the payment of principal or interest was $4,357,000 which approximates its estimated fair value.

         At December 31, 2000, $520,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

7.       FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its other invested assets) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

         The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

7.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

         MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

         POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

         COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

         RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

         VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

         The estimated fair values of the Company's financial instruments at December 31, 2000 and December 31, 1999, compared with their respective carrying values, are as follows:

                                                   Carrying              Fair
                                                     Value               Value
                                                  ----------          ----------
                                                          (In thousands)
DECEMBER 31, 2000:

ASSETS:
    Cash and short-term investments               $   40,704          $   40,704
    Bonds and notes                                1,237,469           1,237,469
    Mortgage loans                                   167,408             172,600
    Policy loans                                      39,881              39,881
    Common stock                                         785                 785
    Variable annuity assets held in
       separate accounts                             565,547             565,547

LIABILITIES:
    Reserves for fixed annuity contracts           1,186,996           1,115,964
    Variable annuity liabilities related
       to separate accounts                          565,547             565,547

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

7.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)


                                                   Carrying              Fair
                                                     Value               Value
                                                  ----------          ----------
                                                          (In thousands)
DECEMBER 31, 1999:

ASSETS:
    Cash and short-term investments               $   29,350          $   29,350
    Bonds and notes                                1,522,921           1,522,921
    Mortgage loans                                   211,867             211,197
    Variable annuity assets held in
       separate accounts                             558,605             558,605

LIABILITIES:
    Reserves for fixed annuity contracts           1,523,641           1,458,786
    Variable annuity liabilities related
       to separate accounts                          558,605             558,605


8.       REINSURANCE

         The Company guarantees a minimum level of death benefits for the majority of the Company's separate account contracts. If assets in these separate accounts are insufficient to fund minimum policy benefits, the Company is obligated to pay the difference. The Company does not expect its obligations under these guarantees to have a material impact on the Company's financial condition or results of operations.

         The business which was assumed from MBL Life is subject to existing reinsurance ceded agreements. The agreements, which represent predominantly yearly renewable term insurance, allow for maximum retention on any single life of $2,000,000. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2000, a total reserve credit of $407,000 was taken against the life insurance reserves. With respect to these coinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

9.       COMMITMENTS AND CONTINGENT LIABILITIES

         The Company is involved in various kinds of litigation common to its business. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position, results of operations, or cash flows.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

9.       COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

         The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and policyholders have the right to enforce the Guarantee directly against American Home.

         The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholders' surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligation of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the support agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

         American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

         In the ordinary course of business, the Company is obligated to purchase approximately $17.0 million of asset backed securities as of December 31, 2000.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

10.      SHAREHOLDER'S EQUITY

         The Company is authorized to issue 300 shares of its $10,000 par value Common Stock. At December 31, 2000 and December 31, 1999, 300 shares were outstanding.

         Changes in shareholder's equity are as follows:

                                            Years Ended December 31,
                                          -----------------------------      Three Months Ended       Year Ended
                                            2000                1999          December 31, 1998   September 30, 1998
                                          ---------           ---------      ------------------   ------------------
                                                                       (In thousands)
ADDITIONAL PAID-IN
    CAPITAL:
    Beginning balances                    $ 144,428           $ 144,428           $ 144,428           $ 144,428
                                          ---------           ---------           ---------           ---------
Ending balances                           $ 144,428           $ 144,428           $ 144,428           $ 144,428
                                          =========           =========           =========           =========
RETAINED EARNINGS:
    Beginning balances                       42,409           $  34,737           $  31,361           $  14,826
    Net income                                7,280               7,672               3,376              16,535
                                          ---------           ---------           ---------           ---------
Ending balances                           $  49,689           $  42,409           $  34,737           $  31,361
                                          =========           =========           =========           =========
ACCUMULATED OTHER
    COMPREHENSIVE INCOME
    (LOSS):
       Beginning balances                 $ (28,597)          $   2,510           $   7,266           $   5,824
       Change in net
          unrealized gains
          (losses) on bonds
          and notes available
          for sale                           32,324             (83,948)            (21,416)              1,028
       Change in net
          unrealized gains
          (losses) on equity
          securities                            (27)                 (9)               --                   (10)
       Change in adjustment
          to deferred
          acquisition costs                  (2,900)             36,100              14,100               1,200
       Tax effects of net
          changes                           (10,289)             16,750               2,560                (776)
                                          ---------           ---------           ---------           ---------
Ending balances                           $  (9,489)          $ (28,597)          $   2,510           $   7,266
                                          =========           =========           =========           =========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

10.      SHAREHOLDER'S EQUITY (Continued)

         Dividends that the Company may pay to its shareholder in any year without prior approval of the New York Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to stockholders by a life insurance company domiciled in the State of New York without obtaining the prior approval of the Director of Insurance is limited to the lesser of the Company's net gain from operations of preceding year's statement or 10% of preceding year's statutory surplus. No dividends were declared or paid in 2000. Currently, the maximum amount of dividends, which can be paid to stockholders in the year 2001, would be 10% of the Company's December 31, 2000 surplus, or $12,929,000.

         Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2000, 1999 and 1998 was approximately $21,597,000, $14,210,000 and $16,263,000, respectively. The Company's statutory capital and surplus totaled approximately $132,289,000 at December 31, 2000 and $111,338,000 at December 31, 1999.

         In 1998, the NAIC adopted the codification of statutory accounting principles ("Codification"). Codification is effective January 1, 2001 and replaces the current Accounting Practices and Procedures Manual as the NAIC's primary guidance on statutory accounting practices. Codification has been adopted by all fifty states as the prescribed basis of accounting. New York, however, has made certain modifications (e.g., no deferred taxes will be recorded for companies domiciled in the State of New York). The impact of Codification on the Company's statutory surplus is not expected to be material.

11.      INCOME TAXES

         The components of the provisions for federal income taxes on pretax income consist of the following:


                                    Net realized
                                     Investment
                                   Gains (Losses        Operations           Total
                                   --------------       ----------         --------
                                                      (In thousands)
December 31, 2000:

Currently payable                     $ (1,751)          $  6,003          $  4,252
Deferred                                (5,960)             6,033                73
                                      --------           --------          --------
    Total income tax expense          $ (7,711)          $ 12,036          $  4,325
                                      ========           ========          ========
December 31, 1999:
Currently payable                     $  2,345           $  9,593          $ 11,938
Deferred                                (6,772)             1,455            (5,317)
                                      --------           --------          --------

    Total income tax expense
       (benefit)                      $ (4,427)          $ 11,048          $  6,621
                                      ========           ========          ========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

11.      INCOME TAXES (Continued)


                                     Net realized
                                      Investment
                                    Gains (Losses)      Operations           Total
                                    --------------      ----------         --------
                                                      (In thousands)
December 31, 1998:

Currently payable                     $  1,165           $     45          $  1,210
Deferred                                  (595)             1,576               981
                                      --------           --------          --------

    Total income tax expense          $    570           $  1,621          $  2,191
                                      ========           ========          ========

September 30, 1998:

Currently payable                     $  2,711           $  9,784          $ 12,495
Deferred                                  (515)               126              (389)
                                      --------           --------          --------

    Total income tax expense          $  2,196           $  9,910          $ 12,106
                                      ========           ========          ========


         Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                     Years Ended December 31,
                                    -------------------------     Three Months Ended        Year Ended
                                      2000              1999       December 31, 1998    September 30, 1998
                                    -------           -------     ------------------    ------------------
                                                           (In thousands)
Amount computed at
    statutory rate                  $ 4,062           $ 4,984           $ 1,949              $10,024
Increases (decreases)
    resulting from:
       Amortization of
          differences
          between book and
          tax bases of net
          assets acquired              --                 223                 5                   20
       State income taxes,
          net of federal
          tax benefit                   541             1,817               237                2,042
       Dividends received
          deduction                    (837)             (263)             --                   --
       Other, net                       559              (140)             --                     20
                                    -------           -------           -------              -------

       Total income tax
          expense                   $ 4,325           $ 6,621           $ 2,191              $12,106
                                    =======           =======           =======              =======

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

11.      INCOME TAXES (Continued)

         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the (receivable) liability for Deferred Income Taxes are as follows:

                                                            December 31,
                                                      ------------------------
                                                       2000              1999
                                                      -------          -------
                                                           (In thousands)
DEFERRED TAX LIABILITIES:
    Deferred acquisition costs                        $21,979           $22,643
    Other liabilities                                     100                44
                                                      -------           -------

    Total deferred tax liabilities                     22,079            22,687
                                                      -------           -------

DEFERRED TAX ASSETS:
    Contractholder reserves                           (10,665)          (18,026)

    Net unrealized losses on debt and
       equity securities available for sale            (5,110)          (15,398)

    Other assets                                      (14,218)           (7,538)
                                                     --------          --------


    Total deferred tax assets                         (29,993)          (40,962)
                                                     --------          --------


    Deferred income taxes                            $ (7,914)         $(18,275)
                                                     ========          ========



         In the Company's opinion, the deferred taxes will be fully realized and no valuation allowance is necessary because the Company has the ability to generate sufficient future taxable income to realize the tax benefits.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

12.      RELATED-PARTY MATTERS

         The Company pays commissions to six affiliated companies, SunAmerica Securities, Inc., Advantage Capital Corp., Financial Services Corp., Sentra Securities Corp., Spelman & Co. Inc. and Royal Alliance Associates, Inc. Commissions paid to these broker-dealers totaled $2,058,000 in the year ended December 31, 2000, $1,976,000 in the year ended December 31, 1999, $615,000 in the three months ended December 31, 1998 and $3,855,000 in the year ended September 30, 1998. These broker-dealers represent a significant portion of the Company's business, amounting to 30.5%, 37.5%, 27.8% and 33.0% of premiums for each of the respective periods. No single unaffiliated broker-dealer was responsible for more than 15% of total premiums in the year ended December 31, 2000.

         The Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent and SunAmerica, an indirect parent. Amounts paid for such services totaled $8,229,000 for the year ended December 31, 2000, $7,959,000 for the year ended December 31, 1999, $1,631,000 for the three months ended December 31, 1998 and $3,877,000 for the year ended September 30, 1998. The marketing components of such costs during these periods amounted to $3,581,000, $2,907,000, $630,000 and $1,877,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of these costs are included in General and Administrative Expenses in the income statement.

         During the year ended December 31, 2000, the Company transferred $16,741,000 in cash and short-term investments to ANLIC related to an actuarial adjustment on the policy enhancements related to the Acquisition (See Note 5).

         During the year ended December 31, 1999 ANLIC transferred short-term investments, bonds and policy loans to the Company with an aggregate fair value of $678,272,000 as part of the transfer of the New York Business from the Acquisition (See Note 5).

                          FS VARIABLE SEPARATE ACCOUNT

                                       OF

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2000

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of First SunAmerica Life Insurance Company and the Contractholders of its separate account, FS Variable Separate Account

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting FS Variable Separate Account, a separate account of First SunAmerica Life Insurance Company (the "Separate Account") at December 31, 2000, the results of each of their operations for the year then ended, and the changes in each of their net assets for the year ended December 31, 2000, for the one month ended December 31, 1999, and for the year ended November 30, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Woodland Hills, California
March 2, 2001

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000


                                                             Government
                                                Capital         and                          Natural
                                             Appreciation   Quality Bond      Growth        Resources
                                               Portfolio      Portfolio      Portfolio      Portfolio
                                             ---------------------------------------------------------
Assets:
   Investments in Anchor Series Trust,
       at market value                        $46,273,930    $13,593,256    $22,088,476    $ 2,381,274
   Investments in SunAmerica Series Trust,
       at market value                                  0              0              0              0

Liabilities                                             0              0              0              0
                                              --------------------------------------------------------
Net Assets                                    $46,273,930    $13,593,256    $22,088,476    $ 2,381,274
                                              ========================================================

Accumulation units outstanding                  1,176,265        933,714        694,931        161,958
                                              ========================================================

Unit value of accumulation units              $     39.34    $     14.56    $     31.78    $     14.71
                                              ========================================================


                                             Aggressive      Alliance         Asset
                                               Growth         Growth       Allocation
                                              Portfolio      Portfolio      Portfolio
                                             -----------------------------------------
Assets:
   Investments in Anchor Series Trust,
       at market value                       $         0    $         0    $         0
   Investments in SunAmerica Series Trust,
       at market value                        23,970,793     86,327,637     18,357,227

Liabilities                                            0              0              0
                                             -----------------------------------------
Net Assets                                   $23,970,793    $86,327,637    $18,357,227
                                             =========================================

Accumulation units outstanding                 1,181,778      2,241,731        943,919
                                             =========================================

Unit value of accumulation units             $     20.28    $     38.51    $     19.45
                                             =========================================

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000
                                   (Continued)


                                                 Cash         Corporate    Davis Venture    "Dogs" of
                                              Management        Bond           Value       Wall Street
                                               Portfolio      Portfolio      Portfolio      Portfolio
                                              --------------------------------------------------------
Assets:
   Investments in Anchor Series Trust,
       at market value                        $         0    $         0    $         0    $         0
   Investments in SunAmerica Series Trust,
       at market value                         10,858,197      6,950,060     73,220,902        673,843

Liabilities                                             0              0              0              0
                                              --------------------------------------------------------

Net Assets                                    $10,858,197    $ 6,950,060    $73,220,902    $   673,843
                                              ========================================================

Accumulation units outstanding                    845,056        533,404      2,436,491         73,876
                                              ========================================================

Unit value of accumulation units              $     12.79    $     13.19    $     30.05    $      9.12
                                              ========================================================


                                               Emerging       Federated       Global
                                                Markets         Value          Bond
                                               Portfolio      Portfolio      Portfolio
                                              -----------------------------------------
Assets:
   Investments in Anchor Series Trust,
       at market value                        $         0    $         0    $         0
   Investments in SunAmerica Series Trust,
       at market value                          4,184,054      9,698,888      4,592,958

Liabilities                                             0              0              0
                                              -----------------------------------------

Net Assets                                    $ 4,184,054    $ 9,698,888    $ 4,592,958
                                              =========================================

Accumulation units outstanding                    619,415        569,507        303,023
                                              =========================================

Unit value of accumulation units              $      6.75    $     17.03    $     15.16
                                              =========================================

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000
                                   (Continued)


                                                                                           International
                                                  Global        Growth-       High-Yield    Diversified
                                                 Equities       Income          Bond          Equities
                                                Portfolio      Portfolio      Portfolio      Portfolio
                                               ---------------------------------------------------------
Assets:
    Investments in Anchor Series Trust,
        at market value                        $         0    $         0    $         0    $         0
    Investments in SunAmerica Series Trust,
        at market value                         15,070,175     62,749,770     13,928,263     12,441,749

Liabilities                                              0              0              0              0
                                               ---------------------------------------------------------

Net Assets                                     $15,070,175    $62,749,770    $13,928,263    $12,441,749
                                               =========================================================

Accumulation units outstanding                     695,920      1,935,691      1,049,023        913,536
                                               =========================================================

Unit value of accumulation units               $     21.65    $     32.42    $     13.28    $     13.61
                                               =========================================================


                                               International
                                                  Growth       MFS Growth     MFS Mid-Cap
                                                 & Income        & Income       Growth
                                                 Portfolio      Portfolio      Portfolio
                                               ------------------------------------------
Assets:
    Investments in Anchor Series Trust,
        at market value                         $         0    $         0    $         0
    Investments in SunAmerica Series Trust,
        at market value                           9,789,272     11,658,911      7,825,813

Liabilities                                               0              0              0
                                               ------------------------------------------

Net Assets                                      $ 9,789,272    $11,658,911    $ 7,825,813
                                               ==========================================

Accumulation units outstanding                      698,555        502,203        444,486
                                               ==========================================

Unit value of accumulation units                $     14.02    $     23.22    $     17.61
                                               ==========================================


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000
                                   (Continued)


                                                    MFS             Putnam           Real           SunAmerica
                                                Total Return        Growth          Estate           Balanced
                                                 Portfolio         Portfolio       Portfolio        Portfolio
                                                ---------------------------------------------------------------
Assets:
    Investments in Anchor Series Trust,
        at market value                         $          0     $          0     $          0     $          0
    Investments in SunAmerica Series Trust,
        at market value                           10,897,865       25,486,018        2,466,900       21,703,160

Liabilities                                                0                0                0                0
                                                ---------------------------------------------------------------
Net Assets                                      $ 10,897,865     $ 25,486,018     $  2,466,900     $ 21,703,160
                                                ===============================================================

Accumulation units outstanding                       508,441          997,394          227,262        1,236,604
                                                ===============================================================

Unit value of accumulation units                $      21.43     $      25.56     $      10.86     $      17.56
                                                ===============================================================


                                                  Telecom         Worldwide
                                                  Utility        High Income
                                                 Portfolio        Portfolio           TOTAL
                                                ----------------------------------------------
Assets:
    Investments in Anchor Series Trust,
        at market value                         $          0     $          0     $ 84,336,936
    Investments in SunAmerica Series Trust,
        at market value                            5,224,524        6,271,482      444,348,461

Liabilities                                                0                0                0
                                                ----------------------------------------------
Net Assets                                      $  5,224,524     $  6,271,482     $528,685,397
                                                ==============================================

Accumulation units outstanding                       386,004          417,946
                                                =============================

Unit value of accumulation units                $      13.54     $      15.00
                                                =============================


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2000


                                                                          Market Value        Market
Variable Accounts                                             Shares       Per Share          Value             Cost
------------------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
       Capital Appreciation Portfolio                         975,500      $   47.44      $ 46,273,930      $ 39,557,985
       Government and Quality Bond Portfolio                  940,751          14.45        13,593,256        13,346,147
       Growth Portfolio                                       641,782          34.42        22,088,476        20,988,233
       Natural Resources Portfolio                            123,768          19.24         2,381,274         1,990,900
                                                                                          ------------      ------------
                                                                                            84,336,936        75,883,265
                                                                                          ------------      ------------
SUNAMERICA SERIES TRUST:
       Aggressive Growth Portfolio                          1,321,487          18.14        23,970,793        23,603,714
       Alliance Growth Portfolio                            3,255,197          26.52        86,327,637        94,496,584
       Asset Allocation Portfolio                           1,291,985          14.21        18,357,227        19,124,290
       Cash Management Portfolio                              979,492          11.09        10,858,197        10,879,418
       Corporate Bond Portfolio                               637,634          10.90         6,950,060         7,221,267
       DavisVenture Value Portfolio                         2,533,891          28.90        73,220,902        53,397,653
       "Dogs" of Wall Street Portfolio                         76,020           8.86           673,843           644,340
       Emerging Markets Portfolio                             610,790           6.85         4,184,054         5,575,566
       Federated Value Portfolio                              600,148          16.16         9,698,888         8,973,474
       Global Bond Portfolio                                  414,488          11.08         4,592,958         4,623,014
       Global Equities Portfolio                              912,300          16.52        15,070,175        16,966,817
       Growth-Income Portfolio                              2,223,261          28.22        62,749,770        56,430,633
       High-Yield Bond Portfolio                            1,642,648           8.48        13,928,263        16,878,721
       International Diversified Equities Portfolio         1,144,278          10.87        12,441,749        13,981,997
       International Growth & Income Portfolio                765,735          12.78         9,789,272         9,564,420
       MFS Growth & Income Portfolio                          842,641          13.84        11,658,911        11,864,887
       MFS Mid-Cap Growth Portfolio                           447,183          17.50         7,825,813         8,269,780
       MFS Total Return Portfolio                             670,803          16.25        10,897,865         9,654,404
       Putnam Growth Portfolio                              1,209,744          21.07        25,486,018        26,436,282
       Real Estate Portfolio                                  234,561          10.52         2,466,900         2,374,490
       SunAmerica Balanced Portfolio                        1,241,005          17.49        21,703,160        20,450,171
       Telecom Utility Portfolio                              416,990          12.53         5,224,524         5,803,833
       Worldwide High Income Portfolio                        684,469           9.16         6,271,482         7,200,416
                                                                                          ------------      ------------
                                                                                           444,348,461       434,416,171
                                                                                          ------------      ------------

                                                                                          $528,685,397      $510,299,436
                                                                                          ============      ============


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000


                                                                                  Government
                                                                Capital              and                                 Natural
                                                             Appreciation        Quality Bond         Growth            Resources
                                                               Portfolio          Portfolio          Portfolio          Portfolio
                                                             ----------------------------------------------------------------------
Investment income:
       Dividends and capital gains distributions             $  5,467,550       $    647,333       $  2,267,620       $     16,656
                                                             ----------------------------------------------------------------------
           Total investment income                              5,467,550            647,333          2,267,620             16,656
                                                             ----------------------------------------------------------------------

Expenses:
       Mortality risk charge                                     (453,244)          (108,439)          (189,677)           (18,922)
       Guarantee death benefit charge                             (60,433)           (14,459)           (25,290)            (2,523)
       Expense risk charge                                       (176,262)           (42,171)           (73,763)            (7,359)
       Distribution expense charge                                (75,540)           (18,072)           (31,614)            (3,153)
                                                             ----------------------------------------------------------------------
           Total expenses                                        (765,479)          (183,141)          (320,344)           (31,957)
                                                             ----------------------------------------------------------------------

Net investment income (loss)                                    4,702,071            464,192          1,947,276            (15,301)
                                                             ----------------------------------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                3,721,230          3,570,393          1,568,204            810,745
       Cost of shares sold                                     (2,439,184)        (3,655,950)        (1,275,548)          (747,643)
                                                             ----------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                     1,282,046            (85,557)           292,656             63,102
                                                             ----------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                     17,504,207           (507,118)         4,030,481            105,032
       End of period                                            6,715,945            247,109          1,100,243            390,374
                                                             ----------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                             (10,788,262)           754,227         (2,930,238)           285,342
                                                             ----------------------------------------------------------------------

Increase (decrease) in net assets from operations            $ (4,804,145)      $  1,132,862       $   (690,306)      $    333,143
                                                             ======================================================================


                                                              Aggressive        Alliance             Asset
                                                                Growth           Growth           Allocation
                                                              Portfolio         Portfolio          Portfolio
                                                            --------------------------------------------------
Investment income:
       Dividends and capital gains distributions            $  2,367,429       $ 13,505,986       $    931,454
                                                            --------------------------------------------------
           Total investment income                             2,367,429         13,505,986            931,454
                                                            --------------------------------------------------

Expenses:
       Mortality risk charge                                    (246,643)          (910,486)          (176,424)
       Guarantee death benefit charge                            (32,886)          (121,398)           (23,523)
       Expense risk charge                                       (95,917)          (354,078)           (68,609)
       Distribution expense charge                               (41,107)          (151,748)           (29,404)
                                                            --------------------------------------------------
           Total expenses                                       (416,553)        (1,537,710)          (297,960)
                                                            --------------------------------------------------

Net investment income (loss)                                   1,950,876         11,968,276            633,494
                                                            --------------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                               4,292,632          7,620,913          3,498,816
       Cost of shares sold                                    (3,154,552)        (6,263,123)        (3,454,896)
                                                            --------------------------------------------------

Net realized gains (losses) from
    securities transactions                                    1,138,080          1,357,790             43,920
                                                            --------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                     9,081,447         27,234,807            246,578
       End of period                                             367,079         (8,168,947)          (767,063)
                                                            --------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                             (8,714,368)       (35,403,754)        (1,013,641)
                                                            --------------------------------------------------

Increase (decrease) in net assets from operations           $ (5,625,412)      $(22,077,688)      $   (336,227)
                                                            ==================================================


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000
                                   (Continued)


                                                                 Cash            Corporate        Davis Venture        "Dogs" of
                                                              Management           Bond               Value           Wall Street
                                                               Portfolio         Portfolio          Portfolio          Portfolio
                                                             ----------------------------------------------------------------------
Investment income:
       Dividends and capital gains distributions             $    560,482       $    432,022       $  1,003,843       $     21,665
                                                             ----------------------------------------------------------------------
           Total investment income                                560,482            432,022          1,003,843             21,665
                                                             ----------------------------------------------------------------------

Expenses:
       Mortality risk charge                                     (108,947)           (55,484)          (637,479)            (4,281)
       Guarantee death benefit charge                             (14,526)            (7,398)           (84,997)              (571)
       Expense risk charge                                        (42,368)           (21,577)          (247,908)            (1,665)
       Distribution expense charge                                (18,158)            (9,247)          (106,247)              (713)
                                                             ----------------------------------------------------------------------
           Total expenses                                        (183,999)           (93,706)        (1,076,631)            (7,230)
                                                             ----------------------------------------------------------------------

Net investment income (loss)                                      376,483            338,316            (72,788)            14,435
                                                             ----------------------------------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                               27,653,425            940,919          6,252,668             45,081
       Cost of shares sold                                    (27,383,316)          (959,454)        (4,525,781)           (46,639)
                                                             ----------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                       270,109            (18,535)         1,726,887             (1,558)
                                                             ----------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                         97,986           (167,101)        16,219,748             (3,224)
       End of period                                              (21,221)          (271,207)        19,823,249             29,503
                                                             ----------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                (119,207)          (104,106)         3,603,501             32,727
                                                             ----------------------------------------------------------------------

Increase (decrease) in net assets from operations            $    527,385       $    215,675       $  5,257,600       $     45,604
                                                             ======================================================================


                                                              Emerging           Federated           Global
                                                               Markets             Value              Bond
                                                              Portfolio          Portfolio          Portfolio
                                                             ---------------------------------------------------
Investment income:
       Dividends and capital gains distributions             $    121,859       $    468,568       $    266,913
                                                             ---------------------------------------------------
           Total investment income                                121,859            468,568            266,913
                                                             ---------------------------------------------------

Expenses:
       Mortality risk charge                                      (41,502)           (86,447)           (40,040)
       Guarantee death benefit charge                              (5,534)           (11,526)            (5,339)
       Expense risk charge                                        (16,140)           (33,618)           (15,571)
       Distribution expense charge                                 (6,917)           (14,408)            (6,673)
                                                             ---------------------------------------------------
           Total expenses                                         (70,093)          (145,999)           (67,623)
                                                             ---------------------------------------------------

Net investment income (loss)                                       51,766            322,569            199,290
                                                             ---------------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                1,002,754          1,980,771          1,475,489
       Cost of shares sold                                       (869,317)        (1,857,012)        (1,496,251)
                                                             ---------------------------------------------------

Net realized gains (losses) from
    securities transactions                                       133,437            123,759            (20,762)
                                                             ---------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                        902,615          1,092,699           (177,628)
       End of period                                           (1,391,512)           725,414            (30,056)
                                                             ---------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                              (2,294,127)          (367,285)           147,572
                                                             ---------------------------------------------------

Increase (decrease) in net assets from operations            $ (2,108,924)      $     79,043       $    326,100
                                                             ===================================================


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000
                                   (Continued)

                                                                                                                    International
                                                                Global            Growth-          High-Yield        Diversified
                                                               Equities           Income             Bond              Equities
                                                              Portfolio          Portfolio         Portfolio          Portfolio
                                                            ----------------------------------------------------------------------
Investment income:
       Dividends and capital gains distributions            $  1,332,350       $  3,601,451       $  1,519,000       $  2,192,458
                                                            ----------------------------------------------------------------------
           Total investment income                             1,332,350          3,601,451          1,519,000          2,192,458
                                                            ----------------------------------------------------------------------

Expenses:
       Mortality risk charge                                    (141,479)          (597,072)          (132,980)          (124,557)
       Guarantee death benefit charge                            (18,864)           (79,610)           (17,731)           (16,608)
       Expense risk charge                                       (55,020)          (232,195)           (51,715)           (48,439)
       Distribution expense charge                               (23,580)           (99,511)           (22,163)           (20,759)
                                                            ----------------------------------------------------------------------
           Total expenses                                       (238,943)        (1,008,388)          (224,589)          (210,363)
                                                            ----------------------------------------------------------------------

Net investment income (loss)                                   1,093,407          2,593,063          1,294,411          1,982,095
                                                            ----------------------------------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                               1,681,471          4,592,553         10,985,415          3,128,925
       Cost of shares sold                                    (1,454,294)        (3,548,969)       (11,574,024)        (2,790,091)
                                                            ----------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                      227,177          1,043,584           (588,609)           338,834
                                                            ----------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                     2,875,940         16,725,883           (733,863)         3,827,657
       End of period                                          (1,896,642)         6,319,137         (2,950,458)        (1,540,248)
                                                            ----------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                             (4,772,582)       (10,406,746)        (2,216,595)        (5,367,905)
                                                            ----------------------------------------------------------------------

Increase (decrease) in net assets from operations           $ (3,451,998)      $ (6,770,099)      $ (1,510,793)      $ (3,046,976)
                                                            ======================================================================


                                                            International
                                                               Growth           MFS Growth         MFS Mid-Cap
                                                              & Income           & Income             Growth
                                                              Portfolio          Portfolio          Portfolio
                                                            ----------------------------------------------------
Investment income:
       Dividends and capital gains distributions             $    178,553       $     62,442       $    110,330
                                                            ----------------------------------------------------
           Total investment income                                178,553             62,442            110,330
                                                            ----------------------------------------------------

Expenses:
       Mortality risk charge                                      (78,617)          (100,951)           (40,666)
       Guarantee death benefit charge                             (10,482)           (13,460)            (5,422)
       Expense risk charge                                        (30,573)           (39,259)           (15,814)
       Distribution expense charge                                (13,104)           (16,825)            (6,778)
                                                            ----------------------------------------------------
           Total expenses                                        (132,776)          (170,495)           (68,680)
                                                            ----------------------------------------------------

Net investment income (loss)                                       45,777           (108,053)            41,650
                                                            ----------------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                1,004,281          1,262,351          2,751,850
       Cost of shares sold                                       (968,291)        (1,289,678)        (2,568,682)
                                                            ----------------------------------------------------

Net realized gains (losses) from
    securities transactions                                        35,990            (27,327)           183,168
                                                            ----------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                        277,574           (129,824)           162,146
       End of period                                              224,852           (205,976)          (443,967)
                                                            ----------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 (52,722)           (76,152)          (606,113)
                                                            ----------------------------------------------------

Increase (decrease) in net assets from operations            $     29,045       $   (211,532)      $   (381,295)
                                                            ====================================================


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000
                                   (Continued)


                                                                 MFS Total         Putnam             Real           SunAmerica
                                                                  Return           Growth            Estate           Balanced
                                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                              --------------------------------------------------------------------
Investment income:
       Dividends and capital gains distributions              $     292,084     $   2,400,757     $      68,842     $     383,713
                                                              --------------------------------------------------------------------
           Total investment income                                  292,084         2,400,757            68,842           383,713
                                                              --------------------------------------------------------------------

Expenses:
       Mortality risk charge                                        (84,897)         (255,029)          (14,715)         (206,163)
       Guarantee death benefit charge                               (11,320)          (34,004)           (1,962)          (27,488)
       Expense risk charge                                          (33,015)          (99,178)           (5,723)          (80,174)
       Distribution expense charge                                  (14,149)          (42,504)           (2,452)          (34,361)
                                                              --------------------------------------------------------------------
           Total expenses                                          (143,381)         (430,715)          (24,852)         (348,186)
                                                              --------------------------------------------------------------------

Net investment income (loss)                                        148,703         1,970,042            43,990            35,527
                                                              --------------------------------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  2,117,930         1,565,889           674,011         1,264,204
       Cost of shares sold                                       (2,070,353)       (1,253,670)         (697,600)       (1,059,462)
                                                              --------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                          47,577           312,219           (23,589)          204,742
                                                              --------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                           72,219         7,158,793          (210,720)        4,053,179
       End of period                                              1,243,461          (950,264)           92,410         1,252,989
                                                              --------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 1,171,242        (8,109,057)          303,130        (2,800,190)
                                                              --------------------------------------------------------------------

Increase (decrease) in net assets from operations             $   1,367,522     $  (5,826,796)    $     323,531     $  (2,559,921)
                                                              ====================================================================


                                                                 Telecom          Worldwide
                                                                 Utility         High Income
                                                                Portfolio         Portfolio            TOTAL
                                                              -------------------------------------------------
Investment income:
       Dividends and capital gains distributions              $     232,019     $     645,920     $  41,099,299
                                                              -------------------------------------------------
           Total investment income                                  232,019           645,920        41,099,299
                                                              -------------------------------------------------

Expenses:
       Mortality risk charge                                        (47,136)          (59,036)       (4,961,313)
       Guarantee death benefit charge                                (6,285)           (7,871)         (661,510)
       Expense risk charge                                          (18,331)          (22,958)       (1,929,400)
       Distribution expense charge                                   (7,856)           (9,840)         (826,883)
                                                              -------------------------------------------------
           Total expenses                                           (79,608)          (99,705)       (8,379,106)
                                                              -------------------------------------------------

Net investment income (loss)                                        152,411           546,215        32,720,193
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                    554,046         4,013,236       100,030,202
       Cost of shares sold                                         (554,701)       (4,121,190)      (92,079,671)
                                                              -------------------------------------------------

Net realized gains (losses) from
    securities transactions                                            (655)         (107,954)        7,950,531
                                                              -------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                          151,770          (262,745)      109,628,538
       End of period                                               (579,309)         (928,934)       18,385,961
                                                              -------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                  (731,079)         (666,189)      (91,242,577)
                                                              -------------------------------------------------

Increase (decrease) in net assets from operations             $    (579,323)    $    (227,928)    $ (50,571,853)
                                                              =================================================


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000


                                                                                  Government
                                                                   Capital           and                              Natural
                                                                Appreciation     Quality Bond       Growth           Resources
                                                                  Portfolio       Portfolio        Portfolio         Portfolio
                                                                ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                             $  4,702,071     $    464,192     $  1,947,276     $    (15,301)
       Net realized gains (losses) from
           securities transactions                                 1,282,046          (85,557)         292,656           63,102
       Change in net unrealized appreciation
           (depreciation) of investments                         (10,788,262)         754,227       (2,930,238)         285,342
                                                                ----------------------------------------------------------------
           Increase (decrease) in net assets from operations      (4,804,145)       1,132,862         (690,306)         333,143
                                                                ----------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                                4,380,238        1,408,074        2,194,763          114,626
       Cost of units redeemed                                     (2,828,854)        (674,908)      (1,066,708)         (90,020)
       Net transfers                                               6,000,910          507,149        3,891,196          149,454
                                                                ----------------------------------------------------------------

           Increase (decrease) in net assets
               from capital transactions                           7,552,294        1,240,315        5,019,251          174,060
                                                                ----------------------------------------------------------------

Increase (decrease) in net assets                                  2,748,149        2,373,177        4,328,945          507,203
Net assets at beginning of period                                 43,525,781       11,220,079       17,759,531        1,874,071
                                                                ----------------------------------------------------------------
Net assets at end of period                                     $ 46,273,930     $ 13,593,256     $ 22,088,476     $  2,381,274
                                                                ================================================================

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                                     97,832          104,525           65,214            9,129
       Units redeemed                                                (64,357)         (48,936)         (31,739)          (7,206)
       Units transferred                                             134,701           33,218          116,878           10,090
                                                                ----------------------------------------------------------------

Increase (decrease) in units outstanding                             168,176           88,807          150,353           12,013
Beginning units                                                    1,008,089          844,907          544,578          149,945
                                                                ----------------------------------------------------------------

Ending units                                                       1,176,265          933,714          694,931          161,958
                                                                ================================================================


                                                                 Aggressive       Alliance           Asset
                                                                  Growth           Growth          Allocation
                                                                 Portfolio        Portfolio        Portfolio
                                                                -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                             $  1,950,876     $ 11,968,276     $    633,494
       Net realized gains (losses) from
           securities transactions                                 1,138,080        1,357,790           43,920
       Change in net unrealized appreciation
           (depreciation) of investments                          (8,714,368)     (35,403,754)      (1,013,641)
                                                                -----------------------------------------------
           Increase (decrease) in net assets from operations      (5,625,412)     (22,077,688)        (336,227)
                                                                -----------------------------------------------

From capital transactions:
       Net proceeds from units sold                                2,915,897        8,656,380          835,379
       Cost of units redeemed                                     (1,229,603)      (5,306,541)      (1,391,751)
       Net transfers                                               6,823,619        7,723,277       (1,555,672)
                                                                -----------------------------------------------

           Increase (decrease) in net assets
               from capital transactions                           8,509,913       11,073,116       (2,112,044)
                                                                -----------------------------------------------

Increase (decrease) in net assets                                  2,884,501      (11,004,572)      (2,448,271)
Net assets at beginning of period                                 21,086,292       97,332,209       20,805,498
                                                                -----------------------------------------------
Net assets at end of period                                     $ 23,970,793     $ 86,327,637     $ 18,357,227
                                                                ===============================================

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                                    117,493          184,553           42,226
       Units redeemed                                                (50,303)        (113,271)         (70,080)
       Units transferred                                             246,848          165,948          (78,413)
                                                                -----------------------------------------------

Increase (decrease) in units outstanding                             314,038          237,230         (106,267)
Beginning units                                                      867,740        2,004,501        1,050,186
                                                                -----------------------------------------------

Ending units                                                       1,181,778        2,241,731          943,919
                                                                ===============================================


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000
                                   (Continued)

                                            Cash           Corporate    Davis Venture    "Dogs" of        Emerging
                                         Management          Bond          Value         Wall Street       Markets
                                          Portfolio        Portfolio     Portfolio       Portfolio        Portfolio
                                        --------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)       $    376,483    $    338,316    $    (72,788)   $     14,435    $     51,766
     Net realized gains (losses) from
         securities transactions             270,109         (18,535)      1,726,887          (1,558)        133,437
     Change in net unrealized
        appreciation (depreciation)
          of investments                    (119,207)       (104,106)      3,603,501          32,727      (2,294,127)
                                        --------------------------------------------------------------------------------
         Increase (decrease) in net
           assets from operations            527,385         215,675       5,257,600          45,604      (2,108,924)
                                        --------------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold          4,748,060         281,558       3,975,177         324,593         829,465
     Cost of units redeemed               (2,411,127)       (357,436)     (4,476,367)         (2,968)        (76,891)
     Net transfers                        (4,572,137)      1,135,437       2,360,232          95,654       1,809,421
                                        --------------------------------------------------------------------------------
         Increase (decrease) in net
           assets from capital
              transactions                (2,235,204)      1,059,559       1,859,042         417,279       2,561,995
                                        --------------------------------------------------------------------------------
Increase (decrease) in net assets         (1,707,819)      1,275,234       7,116,642         462,883         453,071
Net assets at beginning of period         12,566,016       5,674,826      66,104,260         210,960       3,730,983
                                        --------------------------------------------------------------------------------
Net assets at end of period             $ 10,858,197    $  6,950,060    $ 73,220,902    $    673,843    $  4,184,054
                                        ================================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                              378,372          21,832         136,963          39,344          88,192
     Units redeemed                         (192,408)        (27,548)       (152,014)           (351)         (8,437)
     Units transferred                      (363,252)         87,779          80,568          11,412         193,455
                                        --------------------------------------------------------------------------------
Increase (decrease) in
     units outstanding                      (177,288)         82,063          65,517          50,405         273,210
Beginning units                            1,022,344         451,341       2,370,974          23,471         346,205
                                        --------------------------------------------------------------------------------
Ending units                                 845,056         533,404       2,436,491          73,876         619,415
                                        ================================================================================


                                           Federated         Global
                                             Value            Bond
                                            Portfolio       Portfolio
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)         $    322,569    $    199,290
     Net realized gains (losses) from
         securities transactions               123,759         (20,762)
     Change in net unrealized
        appreciation (depreciation)
          of investments                      (367,285)        147,572
                                          -----------------------------
         Increase (decrease) in net
           assets from operations               79,043         326,100
                                          -----------------------------
From capital transactions:
     Net proceeds from units sold              618,635         204,858
     Cost of units redeemed                   (592,589)       (291,097)
     Net transfers                              92,186        (452,713)
                                          -----------------------------
         Increase (decrease) in net
           assets from capital
              transactions                     118,232        (538,952)
                                          -----------------------------
Increase (decrease) in net assets              197,275        (212,852)
Net assets at beginning of period            9,501,613       4,805,810
                                          -----------------------------
Net assets at end of period               $  9,698,888    $  4,592,958
                                          =============================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                 37,484          14,365
     Units redeemed                            (35,842)        (20,258)
     Units transferred                           5,227         (32,239)
                                          -----------------------------
Increase (decrease) in
     units outstanding                           6,869         (38,132)
Beginning units                                562,638         341,155
                                          -----------------------------
Ending units                                   569,507         303,023
                                          =============================


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000
                                   (Continued)

                                                                                             International  International
                                                 Global         Growth-        High-Yield     Diversified      Growth
                                                Equities        Income           Bond          Equities       & Income
                                               Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                                             ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $  1,093,407    $  2,593,063    $  1,294,411    $  1,982,095    $     45,777
     Net realized gains (losses) from
         securities transactions                  227,177       1,043,584        (588,609)        338,834          35,990
     Change in net unrealized appreciation
         (depreciation) of investments         (4,772,582)    (10,406,746)     (2,216,595)     (5,367,905)        (52,722)
                                             ----------------------------------------------------------------------------
         Increase (decrease) in net
            assets from operations             (3,451,998)     (6,770,099)     (1,510,793)     (3,046,976)         29,045
                                             ----------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold               1,850,189       4,047,807         523,297         938,908       1,036,142
     Cost of units redeemed                      (758,439)     (3,367,343)     (1,155,964)     (1,075,264)       (391,471)
     Net transfers                              4,562,903       6,556,580      (1,371,566)        304,508       1,906,349
                                             ----------------------------------------------------------------------------
         Increase (decrease) in net
            assets from capital
               transactions                     5,654,653       7,237,044      (2,004,233)        168,152       2,551,020
                                             ----------------------------------------------------------------------------
Increase (decrease) in net assets               2,202,655         466,945      (3,515,026)     (2,878,824)      2,580,065
Net assets at beginning of period              12,867,520      62,282,825      17,443,289      15,320,573       7,209,207
                                             ----------------------------------------------------------------------------
Net assets at end of period                  $ 15,070,175    $ 62,749,770    $ 13,928,263    $ 12,441,749    $  9,789,272
                                             ============================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                    71,532         114,601          35,555          62,914          75,077
     Units redeemed                               (30,873)        (95,205)        (79,834)        (73,314)        (28,051)
     Units transferred                            171,044         181,773         (79,516)         18,584         138,858
                                             ----------------------------------------------------------------------------
Increase (decrease) in
    units outstanding                             211,703         201,169        (123,795)          8,184         185,884
Beginning units                                   484,217       1,734,522       1,172,818         905,352         512,671
                                             ----------------------------------------------------------------------------
Ending units                                      695,920       1,935,691       1,049,023         913,536         698,555
                                             ============================================================================


                                               MFS Growth     MFS Mid-Cap
                                                & Income        Growth
                                                Portfolio      Portfolio
                                             ------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)             $   (108,053)   $     41,650
     Net realized gains (losses) from
         securities transactions                   (27,327)        183,168
     Change in net unrealized appreciation
         (depreciation) of investments             (76,152)       (606,113)
                                             ------------------------------
         Increase (decrease) in net
            assets from operations                (211,532)       (381,295)
                                             ------------------------------
From capital transactions:
     Net proceeds from units sold                1,526,504       2,169,374
     Cost of units redeemed                       (546,578)       (146,636)
     Net transfers                                 352,134       4,737,026
                                             ------------------------------
         Increase (decrease) in net
            assets from capital
               transactions                      1,332,060       6,759,764
                                             ------------------------------
Increase (decrease) in net assets                1,120,528       6,378,469
Net assets at beginning of period               10,538,383       1,447,344
                                             ------------------------------
Net assets at end of period                   $ 11,658,911    $  7,825,813
                                             ==============================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                     65,305         116,211
     Units redeemed                                (23,387)         (7,674)
     Units transferred                              14,890         247,188
                                             ------------------------------
Increase (decrease) in
    units outstanding                               56,808         355,725
Beginning units                                    445,395          88,761
                                             ------------------------------
Ending units                                       502,203         444,486
                                             ==============================


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000
                                   (Continued)


                                               MFS Total         Putnam             Real        SunAmerica          Telecom
                                                Return           Growth            Estate        Balanced           Utility
                                               Portfolio        Portfolio        Portfolio       Portfolio         Portfolio
                                             ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $     148,703    $   1,970,042    $      43,990    $      35,527    $     152,411
     Net realized gains (losses) from
         securities transactions                    47,577          312,219          (23,589)         204,742             (655)
     Change in net unrealized appreciation
         (depreciation) of investments           1,171,242       (8,109,057)         303,130       (2,800,190)        (731,079)
                                             ---------------------------------------------------------------------------------
         Increase (decrease) in net
             assets from operations              1,367,522       (5,826,796)         323,531       (2,559,921)        (579,323)
                                             ---------------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                  784,475        2,532,457           91,275        2,027,978          326,333
     Cost of units redeemed                       (554,386)      (1,324,171)         (86,656)        (966,406)        (197,942)
     Net transfers                                 183,874        2,530,294          835,913        2,197,076          718,476
                                             ---------------------------------------------------------------------------------
         Increase (decrease) in net
           assets from capital
              transactions                         413,963        3,738,580          840,532        3,258,648          846,867
                                             ---------------------------------------------------------------------------------
Increase (decrease) in net assets                1,781,485       (2,088,216)       1,164,063          698,727          267,544
Net assets at beginning of period                9,116,380       27,574,234        1,302,837       21,004,433        4,956,980
                                             ---------------------------------------------------------------------------------
Net assets at end of period                  $  10,897,865    $  25,486,018    $   2,466,900    $  21,703,160    $   5,224,524
                                             =================================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                     41,190           85,785            9,539          104,770           22,648
     Units redeemed                                (28,513)         (43,822)          (8,897)         (49,902)         (13,474)
     Units transferred                               5,713           84,589           80,383          114,387           48,590
                                             ---------------------------------------------------------------------------------
Increase (decrease) in
    units outstanding                               18,390          126,552           81,025          169,255           57,764
Beginning units                                    490,051          870,842          146,237        1,067,349          328,240
                                             ---------------------------------------------------------------------------------
Ending units                                       508,441          997,394          227,262        1,236,604          386,004
                                             =================================================================================


                                                Worldwide
                                               High Income
                                                Portfolio         TOTAL
                                              ------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)             $     546,215    $  32,720,193
     Net realized gains (losses) from
         securities transactions                   (107,954)       7,950,531
     Change in net unrealized appreciation
         (depreciation) of investments             (666,189)     (91,242,577)
                                              ------------------------------
         Increase (decrease) in net
             assets from operations                (227,928)     (50,571,853)
                                              ------------------------------
From capital transactions:
     Net proceeds from units sold                   144,390       49,486,832
     Cost of units redeemed                        (350,655)     (31,718,771)
     Net transfers                                 (712,204)      46,809,376
                                              ------------------------------
         Increase (decrease) in net
           assets from capital
              transactions                         (918,469)      64,577,437
                                              ------------------------------
Increase (decrease) in net assets                (1,146,397)      14,005,584
Net assets at beginning of period                 7,417,879      514,679,813
                                              ------------------------------
Net assets at end of period                   $   6,271,482    $ 528,685,397
                                              ==============================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                       9,056        2,151,707
     Units redeemed                                 (22,433)      (1,328,129)
     Units transferred                              (41,238)       1,597,465
                                              ------------------------------
Increase (decrease) in
    units outstanding                               (54,615)       2,421,043
Beginning units                                     472,561       20,307,090
                                              ------------------------------
Ending units                                        417,946       22,728,133
                                              ==============================

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999


                                                                               Government
                                                                 Capital           and                             Natural
                                                               Appreciation     Quality Bond        Growth        Resources
                                                                Portfolio        Portfolio         Portfolio      Portfolio
                                                              --------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                             $    (51,228)    $    (13,897)    $    (21,969)    $    (2,214)
     Net realized gains (losses) from
         securities transactions                                   126,385          (18,805)          99,572            (607)
     Change in net unrealized appreciation
         (depreciation) of investments                           6,658,500          (44,139)       1,479,350         163,391
                                                              --------------------------------------------------------------
         Increase (decrease) in net assets from operations       6,733,657          (76,841)       1,556,953         160,570
                                                              --------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                1,182,326          759,199          556,828          70,089
     Cost of units redeemed                                       (329,250)         (69,718)        (167,463)        (10,799)
     Net transfers                                                 286,716         (332,529)        (338,282)         (5,147)
                                                              --------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                           1,139,792          356,952           51,083          54,143
                                                              --------------------------------------------------------------

Increase in net assets                                           7,873,449          280,111        1,608,036         214,713
Net assets at beginning of period                               35,652,332       10,939,968       16,151,495       1,659,358
                                                              --------------------------------------------------------------
Net assets at end of period                                   $ 43,525,781     $ 11,220,079     $ 17,759,531     $ 1,874,071
                                                              ==============================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     28,996           56,923           17,651           5,780
     Units redeemed                                                 (8,411)          (5,220)          (5,376)           (938)
     Units transferred                                               7,853          (24,789)         (10,826)           (511)
                                                              --------------------------------------------------------------

Increase (decrease) in units outstanding                            28,438           26,914            1,449           4,331
Beginning units                                                    979,651          817,993          543,129         145,614
                                                              --------------------------------------------------------------

Ending units                                                     1,008,089          844,907          544,578         149,945
                                                              ==============================================================



                                                                   Aggressive       Alliance           Asset
                                                                     Growth          Growth          Allocation
                                                                    Portfolio       Portfolio        Portfolio
                                                                 ------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                                $    (23,992)    $   (116,643)    $    (26,083)
     Net realized gains (losses) from
         securities transactions                                       34,420           65,803           (2,751)
     Change in net unrealized appreciation
         (depreciation) of investments                              4,403,389        8,380,372          768,991
                                                                 ----------------------------------------------
         Increase (decrease) in net assets from operations          4,413,817        8,329,532          740,157
                                                                 ----------------------------------------------

From capital transactions:
     Net proceeds from units sold                                     718,519        4,080,702          287,760
     Cost of units redeemed                                           (35,145)        (367,314)        (131,033)
     Net transfers                                                    672,290        1,019,253           13,204
                                                                 ----------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                              1,355,664        4,732,641          169,931
                                                                 ----------------------------------------------

Increase in net assets                                              5,769,481       13,062,173          910,088
Net assets at beginning of period                                  15,316,811       84,270,036       19,895,410
                                                                 ----------------------------------------------
Net assets at end of period                                      $ 21,086,292     $ 97,332,209     $ 20,805,498
                                                                 ==============================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                        31,967           88,009           14,632
     Units redeemed                                                    (1,656)          (8,052)          (6,759)
     Units transferred                                                 32,101           22,599              551
                                                                 ----------------------------------------------

Increase (decrease) in units outstanding                               62,412          102,556            8,424
Beginning units                                                       805,328        1,901,945        1,041,762
                                                                 ----------------------------------------------

Ending units                                                          867,740        2,004,501        1,050,186
                                                                 ==============================================



                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                                                                   Cash          Corporate    Davis Venture     "Dogs" of
                                                                 Management        Bond           Value        Wall Street
                                                                 Portfolio       Portfolio      Portfolio       Portfolio
                                                              --------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                             $    (14,886)    $    (7,203)    $    (82,269)    $    (203)
     Net realized gains (losses) from
         securities transactions                                    19,120          (1,358)         165,569          (108)
     Change in net unrealized appreciation
         (depreciation) of investments                              40,546          (3,777)       3,021,995          (469)
                                                              --------------------------------------------------------------

         Increase (decrease) in net assets from operations          44,780         (12,338)       3,105,295          (780)
                                                              --------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                1,672,118         108,799          961,064       128,166
     Cost of units redeemed                                       (120,392)         (8,664)        (407,481)         (568)
     Net transfers                                              (1,312,939)          4,830         (350,338)       11,564
                                                              --------------------------------------------------------------

         Increase (decrease) in net assets
             from capital transactions                             238,787         104,965          203,245       139,162
                                                              --------------------------------------------------------------

Increase in net assets                                             283,567          92,627        3,308,540       138,382
Net assets at beginning of period                               12,282,449       5,582,199       62,795,720        72,578
                                                              --------------------------------------------------------------
Net assets at end of period                                   $ 12,566,016     $ 5,674,826     $ 66,104,260     $ 210,960
                                                              ==============================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                    136,713           8,514           35,399        14,286
     Units redeemed                                                 (9,859)           (677)         (15,240)          (63)
     Units transferred                                            (107,605)            382          (13,089)        1,292
                                                              --------------------------------------------------------------

Increase (decrease) in units outstanding                            19,249           8,219            7,070        15,515
Beginning units                                                  1,003,095         443,122        2,363,904         7,956
                                                              --------------------------------------------------------------

Ending units                                                     1,022,344         451,341        2,370,974        23,471
                                                              ==============================================================


                                                                 Emerging      Federated         Global
                                                                 Markets         Value            Bond
                                                                Portfolio       Portfolio       Portfolio
                                                             ---------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                              $    (4,290)    $   (11,817)    $    (6,024)
     Net realized gains (losses) from
         securities transactions                                    10,674           6,195          (3,358)
     Change in net unrealized appreciation
         (depreciation) of investments                             593,389         260,829             747
                                                             ---------------------------------------------

         Increase (decrease) in net assets from operations         599,773         255,207          (8,635)
                                                             ---------------------------------------------

From capital transactions:
     Net proceeds from units sold                                  226,527         123,368         202,829
     Cost of units redeemed                                        (10,883)        (62,567)        (77,073)
     Net transfers                                                  (4,358)         60,340           5,865
                                                             ---------------------------------------------

         Increase (decrease) in net assets
             from capital transactions                             211,286         121,141         131,621
                                                             ---------------------------------------------

Increase in net assets                                             811,059         376,348         122,986
Net assets at beginning of period                                2,919,924       9,125,265       4,682,824
                                                             ---------------------------------------------
Net assets at end of period                                    $ 3,730,983     $ 9,501,613     $ 4,805,810
                                                             =============================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     22,722           7,437          14,376
     Units redeemed                                                 (1,174)         (3,791)         (5,463)
     Units transferred                                                  10           3,607             417
                                                             ---------------------------------------------

Increase (decrease) in units outstanding                            21,558           7,253           9,330
Beginning units                                                    324,647         555,385         331,825
                                                             ---------------------------------------------

Ending units                                                       346,205         562,638         341,155
                                                             =============================================


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)

                                                                                                                International
                                                                  Global         Growth-         High-Yield      Diversified
                                                                 Equities        Income             Bond            Equities
                                                                Portfolio       Portfolio        Portfolio         Portfolio
                                                              ------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                             $    (15,271)    $    (75,750)    $    (21,447)    $    (18,856)
     Net realized gains (losses) from
         securities transactions                                    27,467           80,610           (5,601)         119,801
     Change in net unrealized appreciation
         (depreciation) of investments                           1,111,732        4,770,749          205,740        1,201,590
                                                              ------------------------------------------------------------------

         Increase (decrease) in net assets from operations       1,123,928        4,775,609          178,692        1,302,535
                                                              ------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                  471,700        2,234,404          190,170          198,619
     Cost of units redeemed                                        (43,457)        (346,978)         (67,992)        (217,653)
     Net transfers                                                 145,037           25,762        2,337,488         (230,595)
                                                              ------------------------------------------------------------------

         Increase (decrease) in net assets
             from capital transactions                             573,280        1,913,188        2,459,666         (249,629)
                                                              ------------------------------------------------------------------

Increase in net assets                                           1,697,208        6,688,797        2,638,358        1,052,906
Net assets at beginning of period                               11,170,312       55,594,028       14,804,931       14,267,667
                                                              ------------------------------------------------------------------
Net assets at end of period                                   $ 12,867,520     $ 62,282,825     $ 17,443,289     $ 15,320,573
                                                              ==================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     18,619           64,711           12,825           12,275
     Units redeemed                                                 (1,762)         (10,186)          (4,595)         (13,798)
     Units transferred                                               5,739              942          157,978          (14,240)
                                                              -------------------------------------------------------------------

Increase (decrease) in units outstanding                            22,596           55,467          166,208          (15,763)
Beginning units                                                    461,621        1,679,055        1,006,610          921,115
                                                              -------------------------------------------------------------------

Ending units                                                       484,217        1,734,522        1,172,818          905,352
                                                              ===================================================================



                                                                International
                                                                   Growth         MFS Growth       MFS Mid-Cap
                                                                   & Income        & Income          Growth
                                                                   Portfolio       Portfolio        Portfolio
                                                              -----------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                                $   626,498     $    (12,946)    $    17,451
     Net realized gains (losses) from
         securities transactions                                      11,573           (3,767)          7,079
     Change in net unrealized appreciation
         (depreciation) of investments                              (312,713)         504,556         138,460
                                                              -----------------------------------------------

         Increase (decrease) in net assets from operations           325,358          487,843         162,990
                                                              -----------------------------------------------

From capital transactions:
     Net proceeds from units sold                                    321,291          415,346         174,073
     Cost of units redeemed                                          (18,796)         (51,080)            (37)
     Net transfers                                                   219,297          (18,040)        182,714
                                                              -----------------------------------------------

         Increase (decrease) in net assets
             from capital transactions                               521,792          346,226         356,750
                                                              -----------------------------------------------

Increase in net assets                                               847,150          834,069         519,740
Net assets at beginning of period                                  6,362,057        9,704,314         927,604
                                                              -----------------------------------------------
Net assets at end of period                                      $ 7,209,207     $ 10,538,383     $ 1,447,344
                                                              ===============================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                       23,021           18,017          11,043
     Units redeemed                                                   (1,370)          (2,231)             (2)
     Units transferred                                                15,837             (823)         12,544
                                                              -----------------------------------------------

Increase (decrease) in units outstanding                              37,488           14,963          23,585
Beginning units                                                      475,183          430,432          65,176
                                                              -----------------------------------------------

Ending units                                                         512,671          445,395          88,761
                                                              ===============================================


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                                                                MFS Total        Putnam            Real        SunAmerica
                                                                  Return         Growth           Estate        Balanced
                                                                Portfolio       Portfolio        Portfolio      Portfolio
                                                              ------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                             $   (11,335)    $    (32,635)    $    (1,558)    $    (25,272)
     Net realized gains (losses) from
         securities transactions                                     (277)           1,485          (3,236)          10,060
     Change in net unrealized appreciation
         (depreciation) of investments                             62,974        2,829,956          62,817        1,513,886
                                                              ------------------------------------------------------------------

         Increase (decrease) in net assets from operations         51,362        2,798,806          58,023        1,498,674
                                                              ------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                 428,073        1,148,731          43,595        1,419,852
     Cost of units redeemed                                       (55,520)        (106,208)         (1,788)        (108,046)
     Net transfers                                                100,084          256,438           9,494          (88,523)
                                                              ------------------------------------------------------------------

         Increase (decrease) in net assets
             from capital transactions                            472,637        1,298,961          51,301        1,223,283
                                                              ------------------------------------------------------------------

Increase in net assets                                            523,999        4,097,767         109,324        2,721,957
Net assets at beginning of period                               8,592,381       23,476,467       1,193,513       18,282,476
                                                              ------------------------------------------------------------------
Net assets at end of period                                   $ 9,116,380     $ 27,574,234     $ 1,302,837     $ 21,004,433
                                                              ==================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                    23,133           37,637           5,101           74,273
     Units redeemed                                                (3,025)          (3,577)           (212)          (5,723)
     Units transferred                                              5,408            8,712             952           (4,715)
                                                              ------------------------------------------------------------------

Increase (decrease) in units outstanding                           25,516           42,772           5,841           63,835
Beginning units                                                   464,535          828,070         140,396        1,003,514
                                                              ------------------------------------------------------------------

Ending units                                                      490,051          870,842         146,237        1,067,349
                                                              ==================================================================



                                                                   Telecom       Worldwide
                                                                   Utility       High Income
                                                                  Portfolio       Portfolio         TOTAL
                                                             ------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                               $    (6,123)    $    (9,442)    $      30,596
     Net realized gains (losses) from
         securities transactions                                        294         (18,658)          727,581
     Change in net unrealized appreciation
         (depreciation) of investments                               (8,155)        249,778        38,054,484
                                                             ------------------------------------------------

         Increase (decrease) in net assets from operations          (13,984)        221,678        38,812,661
                                                             ------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                   295,194          47,758        18,467,100
     Cost of units redeemed                                          (7,717)        (25,876)       (2,849,498)
     Net transfers                                                    9,168        (107,397)        2,571,396
                                                             ------------------------------------------------

         Increase (decrease) in net assets
             from capital transactions                              296,645         (85,515)       18,188,998
                                                             ------------------------------------------------

Increase in net assets                                              282,661         136,163        57,001,659
Net assets at beginning of period                                 4,674,319       7,281,716       457,678,154
                                                             ------------------------------------------------
Net assets at end of period                                     $ 4,956,980     $ 7,417,879     $ 514,679,813
                                                             ================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                      19,767           2,907           806,734
     Units redeemed                                                    (515)         (1,673)         (121,348)
     Units transferred                                                  613          (6,789)           94,150
                                                             ------------------------------------------------

Increase (decrease) in units outstanding                             19,865          (5,555)          779,536
Beginning units                                                     308,375         478,116        19,527,554
                                                             ------------------------------------------------

Ending units                                                        328,240         472,561        20,307,090
                                                             ================================================

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999


                                                                                Government
                                                               Capital              and                                 Natural
                                                             Appreciation      Quality Bond           Growth            Resources
                                                              Portfolio          Portfolio           Portfolio         Portfolio
                                                            -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $    968,768       $    507,735       $    734,824       $       (397)
     Net realized gains (losses) from
         securities transactions                                  513,844           (117,340)           184,462            (38,322)
     Change in net unrealized appreciation
         (depreciation) of investments                          9,697,862           (565,998)         1,472,792            253,357
                                                             ----------------------------------------------------------------------

         Increase (decrease) in net assets from operations     11,180,474           (175,603)         2,392,078            214,638
                                                             ----------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                               4,396,408          2,844,016          3,067,756            200,248
     Cost of units redeemed                                    (1,223,734)          (611,875)          (485,398)           (63,356)
     Net transfers                                              2,224,602            322,328          1,724,554            281,740
                                                             ----------------------------------------------------------------------

         Increase (decrease) in net assets
             from capital transactions                          5,397,276          2,554,469          4,306,912            418,632
                                                             ----------------------------------------------------------------------

Increase (decrease) in net assets                              16,577,750          2,378,866          6,698,990            633,270
Net assets at beginning of period                              19,074,582          8,561,102          9,452,505          1,026,088
                                                             ----------------------------------------------------------------------
Net assets at end of period                                  $ 35,652,332       $ 10,939,968       $ 16,151,495       $  1,659,358
                                                             ======================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   144,596            212,190            110,203             17,632
     Units redeemed                                               (42,297)           (45,224)           (17,795)            (6,098)
     Units transferred                                             73,294             24,449             63,527             23,775
                                                             ----------------------------------------------------------------------

Increase (decrease) in units outstanding                          175,593            191,415            155,935             35,309
Beginning units                                                   804,058            626,578            387,194            110,305
                                                             ----------------------------------------------------------------------

Ending units                                                      979,651            817,993            543,129            145,614
                                                             ======================================================================



                                                            Aggressive          Alliance             Asset
                                                              Growth             Growth            Allocation
                                                             Portfolio          Portfolio          Portfolio
                                                            ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $    782,838       $  4,705,675       $  1,288,468
     Net realized gains (losses) from
         securities transactions                                 323,190            873,596             38,506
     Change in net unrealized appreciation
         (depreciation) of investments                         3,839,528         10,641,927           (407,550)
                                                            ---------------------------------------------------

         Increase (decrease) in net assets from operations     4,945,556         16,221,198            919,424
                                                            ---------------------------------------------------

From capital transactions:
     Net proceeds from units sold                              2,556,481         19,788,323          2,729,069
     Cost of units redeemed                                     (509,416)        (2,985,661)        (1,148,046)
     Net transfers                                             1,247,823         12,676,479         (1,158,630)
                                                            ---------------------------------------------------

         Increase (decrease) in net assets
             from capital transactions                         3,294,888         29,479,141            422,393
                                                            ---------------------------------------------------

Increase (decrease) in net assets                              8,240,444         45,700,339          1,341,817
Net assets at beginning of period                              7,076,367         38,569,697         18,553,593
                                                            ---------------------------------------------------
Net assets at end of period                                 $ 15,316,811       $ 84,270,036       $ 19,895,410
                                                            ===================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  161,749            483,986            146,690
     Units redeemed                                              (32,368)           (72,730)           (61,403)
     Units transferred                                            79,469            315,108            (61,875)
                                                            ---------------------------------------------------

Increase (decrease) in units outstanding                         208,850            726,364             23,412
Beginning units                                                  596,478          1,175,581          1,018,350
                                                            ---------------------------------------------------

Ending units                                                     805,328          1,901,945          1,041,762
                                                            ===================================================


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)


                                                                 Cash             Corporate       Davis Venture        "Dogs" of
                                                              Management            Bond              Value           Wall Street
                                                               Portfolio          Portfolio         Portfolio          Portfolio
                                                             ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $    156,539       $    149,942       $  1,687,566       $        (55)
     Net realized gains (losses) from
         securities transactions                                  168,710             22,211            734,208               (157)
     Change in net unrealized appreciation
         (depreciation) of investments                            (13,565)          (299,851)         4,576,614             (2,755)
                                                             ----------------------------------------------------------------------

         Increase (decrease) in net assets from operations        311,684           (127,698)         6,998,388             (2,967)
                                                             ----------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                               6,322,984          1,072,499          6,915,003             11,984
     Cost of units redeemed                                    (2,240,181)          (252,048)        (2,642,692)                 0
     Net transfers                                                638,480            503,077          1,308,016             63,561
                                                             ----------------------------------------------------------------------

         Increase (decrease) in net assets
             from capital transactions                          4,721,283          1,323,528          5,580,327             75,545
                                                             ----------------------------------------------------------------------

Increase (decrease) in net assets                               5,032,967          1,195,830         12,578,715             72,578
Net assets at beginning of period                               7,249,482          4,386,369         50,217,005                  0
                                                             ----------------------------------------------------------------------
Net assets at end of period                                  $ 12,282,449       $  5,582,199       $ 62,795,720       $     72,578
                                                             ======================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   519,559             90,038            267,228              1,273
     Units redeemed                                              (185,958)           (19,585)          (101,509)                 0
     Units transferred                                             56,596             39,159             48,666              6,683
                                                             ----------------------------------------------------------------------

Increase (decrease) in units outstanding                          390,197            109,612            214,385              7,956
Beginning units                                                   612,898            333,510          2,149,519                  0

                                                             ----------------------------------------------------------------------
Ending units                                                    1,003,095            443,122          2,363,904              7,956
                                                             ======================================================================


                                                              Emerging           Federated           Global
                                                               Markets             Value              Bond
                                                              Portfolio          Portfolio          Portfolio
                                                             ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $    (22,582)      $    286,169       $    251,407
     Net realized gains (losses) from
         securities transactions                                   (2,418)           102,760              9,212
     Change in net unrealized appreciation
         (depreciation) of investments                            664,425           (170,848)          (339,063)
                                                             ---------------------------------------------------

         Increase (decrease) in net assets from operations        639,425            218,081            (78,444)
                                                             ---------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                 750,424          1,404,033          1,082,391
     Cost of units redeemed                                      (140,331)          (354,276)          (263,206)
     Net transfers                                                561,863            717,611            237,180
                                                             ---------------------------------------------------

         Increase (decrease) in net assets
             from capital transactions                          1,171,956          1,767,368          1,056,365
                                                             ---------------------------------------------------

Increase (decrease) in net assets                               1,811,381          1,985,449            977,921
Net assets at beginning of period                               1,108,543          7,139,816          3,704,903
                                                             ---------------------------------------------------
Net assets at end of period                                  $  2,919,924       $  9,125,265       $  4,682,824
                                                             ===================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                    92,737             84,344             76,602
     Units redeemed                                               (17,433)           (21,355)           (18,356)
     Units transferred                                             68,707             42,258             16,320
                                                             ---------------------------------------------------

Increase (decrease) in units outstanding                          144,011            105,247             74,566
Beginning units                                                   180,636            450,138            257,259

                                                             ---------------------------------------------------
Ending units                                                      324,647            555,385            331,825
                                                             ===================================================


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)


                                                                                                                    International
                                                               Global            Growth-          High-Yield         Diversified
                                                              Equities           Income              Bond              Equities
                                                             Portfolio          Portfolio          Portfolio          Portfolio
                                                            ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $    592,772       $  1,599,474       $  1,047,612       $     74,946
     Net realized gains (losses) from
         securities transactions                                 306,270            469,387             80,370            423,093
     Change in net unrealized appreciation
         (depreciation) of investments                         1,208,439          7,053,270           (590,312)         1,304,202
                                                            ----------------------------------------------------------------------

         Increase (decrease) in net assets from operations     2,107,481          9,122,131            537,670          1,802,241
                                                            ----------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                              1,839,879         15,135,510          1,565,282          1,347,292
     Cost of units redeemed                                     (493,870)        (1,465,455)          (725,239)          (621,833)
     Net transfers                                              (285,700)         6,258,088         (2,098,090)          (496,446)
                                                            ----------------------------------------------------------------------

         Increase (decrease) in net assets
             from capital transactions                         1,060,309         19,928,143         (1,258,047)           229,013
                                                            ----------------------------------------------------------------------

Increase (decrease) in net assets                              3,167,790         29,050,274           (720,377)         2,031,254
Net assets at beginning of period                              8,002,522         26,543,754         15,525,308         12,236,413
                                                            ----------------------------------------------------------------------
Net assets at end of period                                 $ 11,170,312       $ 55,594,028       $ 14,804,931       $ 14,267,667
                                                            ======================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   84,551            491,181            107,370             94,873
     Units redeemed                                              (23,448)           (47,537)           (49,568)           (43,819)
     Units transferred                                           (16,138)           202,928           (140,242)           (33,987)
                                                            ----------------------------------------------------------------------

Increase (decrease) in units outstanding                          44,965            646,572            (82,440)            17,067
Beginning units                                                  416,656          1,032,483          1,089,050            904,048
                                                            ----------------------------------------------------------------------

Ending units                                                     461,621          1,679,055          1,006,610            921,115
                                                            ======================================================================


                                                                International
                                                                    Growth           MFS Growth         MFS Mid-Cap
                                                                    & Income          & Income             Growth
                                                                   Portfolio          Portfolio          Portfolio
                                                                -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                 $     25,242       $  1,352,307       $       (464)
     Net realized gains (losses) from
         securities transactions                                       147,427             41,888                 10
     Change in net unrealized appreciation
         (depreciation) of investments                                 612,368           (963,621)            23,686
                                                                -----------------------------------------------------

         Increase (decrease) in net assets from operations             785,037            430,574             23,232
                                                                -----------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                    1,312,819          4,299,352             73,969
     Cost of units redeemed                                           (207,120)          (176,730)               (33)
     Net transfers                                                   1,020,812          1,227,250            830,436
                                                                -----------------------------------------------------

         Increase (decrease) in net assets
             from capital transactions                               2,126,511          5,349,872            904,372
                                                                -----------------------------------------------------

Increase (decrease) in net assets                                    2,911,548          5,780,446            927,604
Net assets at beginning of period                                    3,450,509          3,923,868                  0
                                                                -----------------------------------------------------
Net assets at end of period                                       $  6,362,057       $  9,704,314       $    927,604
                                                                =====================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                        101,430            191,987              5,150
     Units redeemed                                                    (16,492)            (7,736)                (2)
     Units transferred                                                  80,944             54,419             60,028
                                                                -----------------------------------------------------

Increase (decrease) in units outstanding                               165,882            238,670             65,176
Beginning units                                                        309,301            191,762                  0
                                                                -----------------------------------------------------

Ending units                                                           475,183            430,432             65,176
                                                                =====================================================


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)


                                                            MFS Total            Putnam              Real              SunAmerica
                                                             Return              Growth              Estate             Balanced
                                                            Portfolio           Portfolio           Portfolio           Portfolio
                                                          --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                         $     793,254       $     315,342       $      23,648       $      56,187
     Net realized gains (losses) from
         securities transactions                                 24,894             155,549             (50,898)            193,288
     Change in net unrealized appreciation
         (depreciation) of investments                         (498,590)          3,260,411            (141,578)          1,456,679
                                                          --------------------------------------------------------------------------

         Increase (decrease) in net assets from operations      319,558           3,731,302            (168,828)          1,706,154
                                                          --------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                             2,494,548           6,745,941             166,442           6,390,363
     Cost of units redeemed                                    (234,253)           (626,195)           (124,260)           (679,177)
     Net transfers                                            1,211,053           3,069,173              19,446           3,567,586
                                                          --------------------------------------------------------------------------

         Increase (decrease) in net assets
             from capital transactions                        3,471,348           9,188,919              61,628           9,278,772
                                                          --------------------------------------------------------------------------

Increase (decrease) in net assets                             3,790,906          12,920,221            (107,200)         10,984,926
Net assets at beginning of period                             4,801,475          10,556,246           1,300,713           7,297,550
                                                          --------------------------------------------------------------------------
Net assets at end of period                               $   8,592,381       $  23,476,467       $   1,193,513       $  18,282,476
                                                          ==========================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                 134,140             258,838              17,918             367,902
     Units redeemed                                             (12,620)            (23,483)            (12,687)            (38,568)
     Units transferred                                           65,075             119,189               2,396             206,453
                                                          --------------------------------------------------------------------------

Increase (decrease) in units outstanding                        186,595             354,544               7,627             535,787
Beginning units                                                 277,940             473,526             132,769             467,727
                                                          --------------------------------------------------------------------------
Ending units                                                    464,535             828,070             140,396           1,003,514
                                                          ==========================================================================


                                                             Telecom           Worldwide
                                                             Utility          High Income
                                                            Portfolio           Portfolio              TOTAL
                                                          ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                         $     180,550       $     614,317       $  18,172,084
     Net realized gains (losses) from
         securities transactions                                 73,424            (474,225)          4,202,939
     Change in net unrealized appreciation
         (depreciation) of investments                          (95,354)            575,049          42,551,524
                                                          ------------------------------------------------------

         Increase (decrease) in net assets from operations      158,620             715,141          64,926,547
                                                          ------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                             1,133,139             903,366          96,549,521
     Cost of units redeemed                                    (745,338)           (329,404)        (19,349,127)
     Net transfers                                              487,967            (335,748)         35,824,511
                                                          ------------------------------------------------------

         Increase (decrease) in net assets
             from capital transactions                          875,768             238,214         113,024,905
                                                          ------------------------------------------------------

Increase (decrease) in net assets                             1,034,388             953,355         177,951,452
Net assets at beginning of period                             3,639,931           6,328,361         279,726,702
                                                          ------------------------------------------------------
Net assets at end of period                               $   4,674,319       $   7,281,716       $ 457,678,154
                                                          ======================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  75,486              64,615
     Units redeemed                                             (49,641)            (23,258)
     Units transferred                                           32,482             (29,474)
                                                          ----------------------------------

Increase (decrease) in units outstanding                         58,327              11,883
Beginning units                                                 250,048             466,233
                                                          ----------------------------------
Ending units                                                    308,375             478,116
                                                          ==================================


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
        Variable Separate Account of First SunAmerica Life Insurance Company (the "Separate Account") is a segregated investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.
        The Separate Account contracts are sold through the six broker-dealers affiliated with the Company, over 900 independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

        The Separate Account is composed of thirty-one variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of either (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust") or (2) one of the twenty-seven currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"). The Anchor Trust and the SunAmerica Trust (the "Trusts") are each diversified, open-end, affiliated investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The participant may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the thirty-one Variable Accounts and do not include balances allocated to the General Account.

        The inception dates of the twenty-seven individual funds in the FS Variable Separate Account are the following: October 19, 1999 for the "Dogs" of Wall Street and MFS Mid-Cap Growth Portfolios; June 12 1997 for the Emerging Markets Portfolio; June 9, 1997 for the International Growth and Income Portfolio: June 2, 1997 for the Real Estate Portfolio; June 3, 1996 for the Aggressive Growth, Federated Value, SunAmerica Balanced, and Telecom Utility Portfolios; May 30, 1995 for the Natural Resources Portfolio; May 22, 1995 for the Global Equities Portfolio; May 8, 1995 for MFS Total Return and High Yield Portfolios; May 3, 1995 for the Government and Quality Bond Portfolio; May 2, 1995 for the Worldwide High Income and Global Bond Portfolios; April 26, 1995 for the Cash Management Portfolio; April 24, 1995 for the Asset Allocation Portfolio; April 12, 1995 for the International Diversified Equities, Growth-Income, and Corporate Bond Portfolios; and April 6, 1995 for the Capital Appreciation, Growth, Davis Venture Value, Putnam Growth, MFS Growth and Income, and Alliance Growth Portfolios.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



        SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        There are no inception dates for the following four funds: Goldman Sachs Research, Blue Chip Growth, Growth Opportunities and Technology portfolios. These portfolios were not available for sale until December 29, 2000.

        The investment objectives and policies of the four portfolios of the Anchor Trust are summarized below:

        The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock picking approach; may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

        The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed securities.

        The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in core equity securities that are widely diversified by industry and company.

        The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio using a value approach, invests primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation; at least 65% related to natural resources, such as energy, metals, mining and forest products.

        The Anchor Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

        The investment objectives and policies of the twenty-seven portfolios of the SunAmerica Trust are summarized below:

        The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $10 billion.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

        The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with long-term preservation of capital. This portfolio invests in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments.

        The BLUE CHIP GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

        The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

        The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests primarily in investment grade fixed-income securities.

        The DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in common stocks of companies with market capitalizations of at least $5 billion.

        The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income). This portfolio invests primarily in thirty high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market.

        The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in common stocks and other equity securities of companies that its Subadviser believes have above-average growth prospects primarily in emerging markets outside the United States.

        The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in the securities of high quality companies.

        The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and to a lesser extent, capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies.

        The GOLDMAN SACHS RESEARCH PORTFOLIO seeks long-term growth of capital. This portfolio invests under normal circumstances, at least 90% of its total assets in U.S. equity securities, including securities of foreign issuers that are traded in the U.S. Under normal circumstances, the Portfolio will only purchase equity securities that are included in the Goldman Sachs Global Investment Research Division's U.S. Select List and will sell securities that have been removed from the U.S. Select List.

        The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

        The GROWTH OPPORTUNITIES PORTFOLIO seeks capital appreciation. This portfolio invests primarily in common stocks that demonstrate the potential for capital appreciation, issued generally by mid-cap companies.

        The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, emphasizing high-yield, higher-risk fixed income securities (junk bonds) with a primary focus on "B" rated high-yield bonds.

        The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests (in accordance with country weightings determined by its Subadviser) in common stocks of foreign issuers that, in the aggregate, replicate broad country and sector indices.

        The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital with current income as a secondary objective. This portfolio invests primarily in common stocks traded on markets outside the United States.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The MFS GROWTH AND INCOME PORTFOLIO seeks reasonable current income and long-term growth of capital and income. This portfolio invests primarily in equity securities.

        The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium-sized companies that its Subadviser believes have above-average growth potential.

        The MFS TOTAL RETURN PORTFOLIO seeks reasonable income, long-term capital growth and conservation of capital. This portfolio invests primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities that appear to have some potential for capital enhancement.

        The PUTNAM GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics that its Subadviser believes have above-average growth prospects.

        The REAL ESTATE PORTFOLIO seeks to achieve total return through a combination of growth and income. This portfolio invests primarily in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

        The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal and capital appreciation. This portfolio maintains at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

        The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in equity securities that demonstrate the potential for capital appreciation, issued by companies the Subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

        The TELECOM UTILITY PORTFOLIO seeks high current income and moderate capital appreciation. This portfolio invests primarily in equity and debt securities of utility companies.

        The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in of high-yield, high-risk fixed-income securities (junk bonds) of issuers located throughout the world.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The SunAmerica Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

        Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

        Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

        The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

2.      CHARGES AND DEDUCTIONS

        Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

        WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period. Purchase payments that are no longer subject to the withdrawal charge and not previously withdrawn and earnings in the contract may be withdrawn free of withdrawal charges at any time. In addition, there is a free withdrawal amount for the first withdrawal during a contract year after the first contract year. The free withdrawal amount is the greater of earnings in the contract or 10% of the purchase payments that have been invested for at least one year, and not withdrawn, less any withdrawals made during the year. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

        Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated first to investment income, if any (which may generally be withdrawn free of a withdrawal charge), and then to

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



        CHARGES AND DEDUCTIONS (continued)

        the oldest purchase payments first so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

        Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge table shown below:


                   Year Since Purchase            Applicable Withdrawal
                         Payment                   Charge Percentage
                   -------------------            ---------------------
                   First                                   7%
                   Second                                  6%
                   Third                                   5%
                   Fourth                                  4%
                   Fifth                                   3%
                   Sixth                                   2%
                   Seventh                                 1%
                   Eighth and beyond                       0%

        CONTRACT MAINTENANCE FEE: An annual contract maintenance fee of $30 is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The contract maintenance fee will be assessed on each anniversary during the accumulation phase and is recorded as a redemption in the accompanying statement of changes in net assets. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal.

        TRANSFER FEE: A transfer fee of $25 is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

        MORTALITY RISK, GUARANTEE DEATH BENEFIT AND EXPENSE RISK CHARGE: The Company deducts mortality risk, guarantee death benefit and expense risk charges, which total to an annual rate of 1.37% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge (0.90%) is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant. The guarantee death benefit and expense risk charges (0.12% and 0.35%, respectively) are compensation for providing death benefits, and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


        CHARGES AND DEDUCTIONS (continued)

        DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. These expenses include preparing the contract, confirmations and statements, providing sales support and maintaining contract records. In the event that this charge is not sufficient to cover the costs of distributing the contract, the Company will bear the loss.

        SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

3.      INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST

        The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2000 consist of the following:

                                                          Cost of Shares              Proceeds from
        Variable Accounts                                    Acquired                  Shares Sold
        -----------------                                 --------------              -------------
        ANCHOR TRUST:
        Capital Appreciation Portfolio                      $15,975,595               $ 3,721,230
        Government and Quality Bond Portfolio                 5,274,900                 3,570,393
        Growth Portfolio                                      8,534,731                 1,568,204
        Natural Resources Portfolio                             969,504                   810,745

        SUNAMERICA TRUST:
        Aggressive Growth Portfolio                          14,753,421                 4,292,632
        Alliance Growth Portfolio                            30,662,305                 7,620,913
        Asset Allocation Portfolio                            2,020,266                 3,498,816
        Cash Management Portfolio                            25,794,704                27,653,425
        Corporate Bond Portfolio                              2,338,794                   940,919
        Davis Venture Value Portfolio                         8,038,922                 6,252,668
        "Dogs" of Wall Street Portfolio                         476,795                    45,081
        Emerging Markets Portfolio                            3,616,615                 1,002,754
        Federated Value Portfolio                             2,421,572                 1,980,771
        Global Bond Portfolio                                 1,135,827                 1,475,489
        Global Equities Portfolio                             8,429,531                 1,681,471

        SUNAMERICA TRUST:
        Growth-Income Portfolio                              14,422,660                 4,592,553
        High-Yield Bond Portfolio                            10,275,593                10,985,415
        International Diversified Equities Portfolio          5,279,172                 3,128,925
        International Growth & Income Portfolio               3,601,078                 1,004,281
        MFS Growth & Income  Portfolio                        2,486,358                 1,262,351
        MFS Mid-Cap Growth Portfolio                          9,553,264                 2,751,850
        MFS Total Return Portfolio                            2,680,596                 2,117,930
        Putnam Growth Portfolio                               7,274,511                 1,565,889
        Real Estate Portfolio                                 1,558,533                   674,011
        SunAmerica Balanced Portfolio                         4,558,379                 1,264,204
        Telecom Utility Portfolio                             1,553,324                   554,046
        Worldwide High Income Portfolio                       3,640,982                 4,013,236

4.      FEDERAL INCOME TAXES

        The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.